UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                     ---------

                         GAMCO Global Series Funds, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During the twelve month period  ended  December 31, 2007,  the Fund (Class
AAA) generated a total rate of return of 2.08%, which includes reinvestment of its regular quarterly distributions of three cents per share. The Merrill Lynch Global 300 Convertible Index, rose 9.80% in 2007.

      Credit spreads widened over the course of the year. The Fund was 70%+ invested in U.S. companies for most of the year which caused some performance drag due to the weakening U.S. dollar.

      For the full year, our best performing holdings were once again marked by M&A activity. Both Hilton Hotels and Royal Numico announced agreements to be acquired in the late second quarter and early third quarter, respectively. Both deals closed in the fourth quarter. The Transocean Offshore (3.0% of net assets as of December 31, 2007) bonds, well in the money, also contributed positively to 2007 performance as the stock surged from $80 to almost $150 on a continued increase in the oil price and Transocean's enviable position of having the highest quality deepwater drilling fleet in the world. Upon the merger with Global SantaFe in November, the bonds converted to common.

      While the Fund has generally been underweight financials for a few years, the holdings in that sector were the biggest performance detractors in 2007. CompuCredit's (2.3%) bonds dropped sharply in July when the extent of the subprime mortgage mess began to emerge in July. CompuCredit, primarily a credit card company, does no mortgage lending of any kind but that didn't prevent investors from lumping it in with lending miscreants like Countrywide. The other financial holding that hurt the portfolio in 2007 was the Sovereign Bankcorp (1.9%) 4.375% convertible preferred. The company's acquisition of Independence Community Bank in 2006 gave Sovereign a sizable mortgage book and the shares suffered along with banks in general.

                                        Sincerely yours,

                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
February 22, 2008                       President

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE LIPPER CONVERTIBLE SECURITIES
  FUND AVERAGE, THE UBS GLOBAL CONVERTIBLE INDEX, AND THE MSCI WORLD FREE INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             GAMCO Global Convertible
                  Securities Fund          Lipper Convertible
                 Class AAA Shares       Securities Fund Average   UBS Global Convertible Index   MSCI World Free Index
  2/3/1994            $10,000                   $10,000                      $10,000                    $10,000
12/31/1994            $10,090                   $ 9,277                      $ 9,709                    $ 9,863
12/31/1995            $11,363                   $11,316                      $11,146                    $11,910
12/31/1996            $11,985                   $13,084                      $11,883                    $13,520
12/31/1997            $12,323                   $15,511                      $12,057                    $15,632
12/31/1998            $13,388                   $16,204                      $14,544                    $19,442
12/31/1999            $20,229                   $20,889                      $19,734                    $24,268
12/31/2000            $17,397                   $21,026                      $17,683                    $21,070
12/31/2001            $15,093                   $19,542                      $16,633                    $17,526
12/31/2002            $14,361                   $17,994                      $16,533                    $14,040
12/31/2003            $17,446                   $22,817                      $20,595                    $18,688
12/31/2004            $19,479                   $24,795                      $22,482                    $21,439
12/31/2005            $21,037                   $25,524                      $22,496                    $23,474
12/31/2006            $22,802                   $28,301                      $26,532                    $28,185
12/31/2007            $23,276                   $30,423                      $29,519                    $30,733

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                                        Since
                                                                                                      Inception
                                                Quarter     1 Year      3 Year   5 Year    10 Year     (2/3/94)
                                                -------     ------     -------   ------    -------    ---------
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
   CLASS AAA ................................    (6.19)%      2.08%      6.12%    10.14%     6.57%       6.26%
Merrill Lynch Global 300 Convertible Index ..    (2.03)       9.80       8.47     10.79      7.67         N/A*
UBS Global Convertible Index ................    (0.46)      11.26       9.50     12.28      9.37        8.32
MSCI World Free Index .......................    (2.42)       9.04      12.75     16.96      6.99        8.40
Class A .....................................    (5.99)       2.11       6.19     10.17      6.58        6.28
                                                (11.39)(b)   (3.76)(b)   4.11(b)   8.88(b)   5.96(b)     5.83(b)
Class B .....................................    (6.29)       1.30       5.37      9.37      6.04        5.88
                                                (10.97)(c)   (3.70)(c)   4.46(c)   9.08(c)   6.04        5.88
Class C .....................................    (6.29)       1.17       5.32      9.35      6.11        5.93
                                                 (7.22)(d)    0.17(d)    5.32      9.35      6.11        5.93

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 2.14%, 2.14%, 2.89%, AND 2.89%, RESPECTIVELY. THE NET EXPENSE RATIO FOR THESE SHARE CLASSES IS 2.02%, 2.02%, 2.77%, AND 2.77%, RESPECTIVELY. THE GROSS AND NET EXPENSE RATIOS ARE IN THE CURRENT PROSPECTUS. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL
      EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                         Beginning         Ending      Annualized     Expenses
                       Account Value   Account Value     Expense    Paid During
                          07/01/07        12/31/07        Ratio       Period*
-------------------------------------------------------------------------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                $ 1,000.00      $   966.00       2.05%        $ 10.10
Class A                  $ 1,000.00      $   968.00       2.05%        $ 10.11
Class B                  $ 1,000.00      $   963.70       2.79%        $ 13.73
Class C                  $ 1,000.00      $   963.30       2.74%        $ 13.49

HYPOTHETICAL 5% RETURN
Class AAA                $ 1,000.00      $ 1,014.79       2.05%        $ 10.35
Class A                  $ 1,000.00      $ 1,014.79       2.05%        $ 10.35
Class B                  $ 1,000.00      $ 1,011.08       2.79%        $ 14.07
Class C                  $ 1,000.00      $ 1,011.33       2.74%        $ 13.82


* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Financial Services ...................................................    11.5%
Computer Software and Services .......................................    10.3%
Energy and Utilities .................................................     9.7%
Health Care ..........................................................     9.2%
Telecommunications ...................................................     8.2%
Metals and Mining ....................................................     7.8%
Retail ...............................................................     7.3%
Transportation .......................................................     5.7%
Broadcasting .........................................................     4.6%
Technology. ..........................................................     3.9%
Consumer Products ....................................................     3.7%
Automotive: Parts and Accessories ....................................     3.5%
Business Services ....................................................     3.4%
Automotive ...........................................................     3.1%
Entertainment ........................................................     2.8%
Real Estate Investment Trusts ........................................     2.7%
Electronics ..........................................................     2.5%
Equipment and Supplies ...............................................     1.8%
Food and Beverage ....................................................     1.3%
Specialty Chemicals ..................................................     0.6%
Other Assets and Liabilities (Net) ...................................    (3.6)%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                 COST           VALUE
----------                                           ------------   ------------
              CONVERTIBLE CORPORATE BONDS -- 72.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
$  130,000    Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ................   $    125,777   $    124,475
                                                     ------------   ------------
              BROADCASTING -- 2.0%
   225,000    Citadel Broadcasting Co.,
                 Sub. Deb. Cv.,
                 1.875%, 02/15/11 ................        182,729        185,625
                                                     ------------   ------------
              BUSINESS SERVICES -- 3.4%
   100,000(a) Fugro NV, Cv.,
                 2.375%, 04/27/10 ................        171,159        318,021
                                                     ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.3%
   200,000    EMC Corp., Cv.,
                 1.750%, 12/01/11 ................        279,373        271,250
   300,000    Epicor Software Corp., Cv.,
                 2.375%, 05/15/27 ................        270,935        273,000
   500,000    Midway Games Inc., Cv.,
                 6.000%, 09/30/25 ................        484,337        428,125
                                                     ------------   ------------
                                                        1,034,645        972,375
                                                     ------------   ------------
              CONSUMER PRODUCTS -- 3.7%
   200,000    Church & Dwight Co. Inc.,
                 Deb. Cv.,
                 5.250%, 08/15/33 ................        212,203        352,750
                                                     ------------   ------------
              ELECTRONICS -- 2.5%
   400,000    Spansion Inc., Sub. Deb. Cv.,
                 2.250%, 06/15/16 (b) ............        347,119        233,000
                                                     ------------   ------------
              ENERGY AND UTILITIES -- 2.5%
   100,000    Quanta Services Inc.,
                 Sub. Deb. Cv.,
                 4.500%, 10/01/23 ................        183,603        239,250
                                                     ------------   ------------
              FINANCIAL SERVICES -- 7.8%
              CompuCredit Corp., Cv.,
   200,000       3.625%, 05/30/25 ................        213,290         95,750
   300,000       5.875%, 11/30/35 ................        262,499        129,000
   500,000    Franklin Bank Corp., Cv.,
                 4.000%, 05/01/27 ................        343,914        340,625
   200,000(c) Givaudan Nederland
                 Finance BV, Cv.,
                 5.375%, 03/01/10 ................        172,757        174,372
                                                     ------------   ------------
                                                          992,460        739,747
                                                     ------------   ------------
              HEALTH CARE -- 8.8%
   500,000    Advanced Medical Optics Inc.,
                 Sub. Deb. Cv.,
                 3.250%, 08/01/26 ................        405,308        396,250
   200,000    Chemed Corp., Cv.,
                 1.875%, 05/15/14 ................        190,719        191,000
   300,000    Nektar Therapeutics
                 Sub. Deb. Cv.,
                 3.250%, 09/28/12 ................        247,720        249,000
                                                     ------------   ------------
                                                          843,747        836,250
                                                     ------------   ------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                 COST           VALUE
----------                                           ------------   ------------
              METALS AND MINING -- 4.8%
$  300,000    Vedanta Finance Jersey Ltd., Cv.,
                 4.600%, 02/21/26 ................   $    455,263   $    456,000
                                                     ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.7%
   300,000    Host Hotels & Resorts Inc., Cv.,
                 2.625%, 04/15/27 (b) ............        285,327        257,625
                                                     ------------   ------------
              RETAIL -- 4.4%
   500,000    Pier 1 Imports Inc., Cv. (STEP),
                 6.375%, 02/15/36 ................        469,401        415,000
                                                     ------------   ------------
              TECHNOLOGY -- 3.9%
   100,000    ION Geophysical Corp., Cv.,
                 5.500%, 12/15/08 ................        262,124        372,250
                                                     ------------   ------------
              TELECOMMUNICATIONS -- 8.2%
30,000,000(d) Softbank Corp., Cv.,
                 1.500%, 03/31/13 ................        335,778        332,154
   500,000    XM Satellite Radio
                 Holdings Inc., Cv.,
                 1.750%, 12/01/09 ................        437,710        442,500
                                                     ------------   ------------
                                                          773,488        774,654
                                                     ------------   ------------
              TRANSPORTATION -- 5.7%
   200,000    CSX Corp., Deb. Cv.,
                 Zero Coupon, 10/30/21 ...........        294,252        313,000
   300,000    Greenbrier Companies Inc. Cv.,
                 2.375%, 05/15/26 ................        259,814        231,750
                                                     ------------   ------------
                                                          554,066        544,750
                                                     ------------   ------------
              TOTAL CONVERTIBLE
                 CORPORATE BONDS .................      6,893,111      6,821,772
                                                     ------------   ------------
  SHARES
----------
              CONVERTIBLE PREFERRED STOCKS -- 18.2%
              AUTOMOTIVE -- 3.1%
    15,000    General Motors Corp.,
                 6.250% Cv. Pfd., Ser. C .........        368,053        293,550
                                                     ------------   ------------
              BROADCASTING -- 2.6%
     6,900    Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A .........        308,655        245,675
                                                     ------------   ------------
              ENERGY AND UTILITIES -- 3.1%
     6,000    Goodrich Petroleum Corp.,
                 5.375% Cv. Pfd. .................        354,000        295,571
                                                     ------------   ------------
              FINANCIAL SERVICES -- 3.7%
     6,000    Sovereign Capital Trust IV,
                 4.375% Cv. Pfd. .................        273,000        177,000
       200    Washington Mutual Inc.,
                 7.750% Cv. Pfd., Ser. R .........        179,077        177,000
                                                     ------------   ------------
                                                          452,077        354,000
                                                     ------------   ------------
              HEALTH CARE -- 0.4%
     1,000    Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B .........         43,290         35,850
                                                     ------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST           VALUE
----------                                          ------------   ------------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             METALS AND MINING -- 2.4%
     1,500   Freeport-McMoRan Copper &
                Gold Inc., 6.750% Cv. Pfd. ......   $    219,104   $    226,380
                                                    ------------   ------------
             RETAIL -- 2.9%
       300   Blockbuster Inc.,
                7.500% Cv. Pfd. .................        337,981        275,325
                                                    ------------   ------------
             TOTAL CONVERTIBLE
                PREFERRED STOCKS ................      2,083,160      1,726,351
                                                    ------------   ------------

             COMMON STOCKS -- 13.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
     6,854   Federal-Mogul Corp., Cl. A+ ........        278,500        202,193
                                                    ------------   ------------
             ENERGY AND UTILITIES -- 4.1%
    12,000   Lamprell plc .......................         97,154        102,715
     2,000   Transocean Inc.+ ...................        222,258        286,354
                                                    ------------   ------------
                                                         319,412        389,069
                                                    ------------   ------------
             ENTERTAINMENT -- 2.8%
     7,000   Aruze Corp. ........................        247,155        265,676
                                                    ------------   ------------
             EQUIPMENT AND SUPPLIES -- 1.8%
    31,500   Allen-Vanguard Corp.+ ..............        193,937        170,434
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 1.3%
     1,500   InBev NV ...........................        125,788        125,006
                                                    ------------   ------------
             METALS AND MINING -- 0.6%
    25,000   Imdex Ltd. .........................         37,728         55,756
                                                    ------------   ------------
             SPECIALTY CHEMICALS -- 0.6%
     1,400   Phosphate Holdings Inc.+ ...........         47,628         58,800
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................      1,250,148      1,266,934
                                                    ------------   ------------
             TOTAL
                INVESTMENTS -- 103.6% ...........   $ 10,226,419      9,815,057
                                                    ============
             OTHER ASSETS AND LIABILITIES (NET) -- (3.6)%              (344,647)
                                                                   ------------
             NET ASSETS -- 100.0% ...............                  $  9,470,410
                                                                   ============

----------
(a)   Principal amount denoted in Euros.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $490,625 or 5.18% of total net assets.

(c)   Principal amount denoted in Swiss Francs.

(d)   Principal amount denoted in Japanese Yen.

+     Non-income producing security.

STEP Step coupon bond. The rate disclosed is that in effect at December 31, 2007.

                                                          % OF
                                                          MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE         VALUE
--------------------------                              --------    ------------
North America .......................................     78.4%     $  7,699,003
Europe ..............................................     10.9         1,073,399
Japan ...............................................      6.1           597,830
Latin America .......................................      2.9           286,354
Africa/Middle East ..................................      1.1           102,715
Asia Pacific ........................................      0.6            55,756
                                                        ------      ------------
                                                         100.0%     $  9,815,057
                                                        ======      ============

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $10,226,419) .................   $   9,815,057
   Foreign currency, at value (cost $193,133) ...............         199,598
   Receivable for Fund shares sold ..........................          15,164
   Dividends and interest receivable ........................          91,166
   Prepaid expenses .........................................          18,022
                                                                -------------
   TOTAL ASSETS .............................................      10,139,007
                                                                -------------
LIABILITIES:
   Payable to custodian .....................................         302,680
   Payable for Fund shares redeemed .........................         195,245
   Payable for investments purchased ........................         109,077
   Payable for investment advisory fees .....................           1,174
   Payable for distribution fees ............................           2,225
   Other accrued expenses ...................................          58,196
                                                                -------------
   TOTAL LIABILITIES ........................................         668,597
                                                                -------------
   NET ASSETS applicable to 1,985,990
      shares outstanding ....................................   $   9,470,410
                                                                =============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..........   $  10,103,836
   Accumulated distributions in excess of net ...............        (223,791)
      investment income
   Accumulated distributions in excess of net
      realized gain on investments and foreign
      currency transactions .................................          (5,259)
   Net unrealized depreciation on investments ...............        (411,362)
   Net unrealized appreciation on foreign
      currency translations .................................           6,986
                                                                -------------
   NET ASSETS ...............................................   $   9,470,410
                                                                =============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($9,293,958 / 1,946,934 shares
      outstanding; 75,000,000 shares authorized) ............   $        4.77
                                                                =============
   CLASS A:
   Net Asset Value and redemption price per share
      ($57,276 / 11,990 shares outstanding;
      50,000,000 shares authorized) .........................   $        4.78
                                                                =============
   Maximum offering price per share (NAV / 0.9425,
      based on maximum sales charge of 5.75%
      of the offering price) ................................   $        5.07
                                                                =============
   CLASS B:
   Net Asset Value and offering price per share
      ($37,442 / 8,626 shares outstanding;
      25,000,000 shares authorized) .........................   $        4.34(a)
                                                                =============
   CLASS C:
   Net Asset Value and offering price per share
      ($81,734 / 18,440 shares outstanding;
      25,000,000 shares authorized) .........................   $        4.43(a)
                                                                =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $167) .................   $     110,922
   Interest .................................................          38,903
                                                                -------------
   TOTAL INVESTMENT INCOME ..................................         149,825
                                                                -------------
EXPENSES:
   Investment advisory fees .................................         105,724
   Distribution fees - Class AAA ............................          25,860
   Distribution fees - Class A ..............................             176
   Distribution fees - Class B ..............................             403
   Distribution fees - Class C ..............................           1,177
   Shareholder communications expenses ......................          31,964
   Legal and audit fees .....................................          31,337
   Shareholder services fees ................................          15,687
   Interest expense .........................................          13,128
   Custodian fees ...........................................          17,386
   Registration expenses ....................................           7,754
   Directors' fees ..........................................           1,000
   Miscellaneous expenses ...................................           9,309
                                                                -------------
   TOTAL EXPENSES ...........................................         260,905
   Less:
      Expense reimbursement (see Note 3) ....................         (35,274)
      Custodian fees credits ................................             (75)
                                                                -------------
   NET EXPENSES .............................................         225,556
                                                                -------------
   NET INVESTMENT LOSS ......................................         (75,731)
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .........................       1,134,518
   Net realized gain on foreign
      currency transactions .................................          92,274
                                                                -------------
   Net realized gain on investments
      and foreign currency transactions .....................       1,226,792
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments ...........................        (915,911)
   Net change in unrealized appreciation/
      depreciation on foreign currency translations .........           6,839
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments and foreign
      currency translations .................................        (909,072)
                                                                -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY ...................         317,720
                                                                -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................   $     241,989
                                                                =============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED          YEAR ENDED
                                                                              DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                              -----------------   -----------------
OPERATIONS:
   Net investment income (loss) ...........................................     $      (75,731)     $      194,695
   Net realized gain on investments and foreign currency transactions .....          1,226,792           2,061,341
   Net change in unrealized appreciation/depreciation on investments and
      foreign currency translations .......................................           (909,072)         (1,199,173)
                                                                                --------------      --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................            241,989           1,056,863
                                                                                --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................................           (339,964)           (253,454)
      Class A .............................................................             (2,169)             (1,031)
      Class B .............................................................             (1,439)               (967)
      Class C .............................................................             (3,657)             (2,302)
                                                                                --------------      --------------
                                                                                      (347,229)           (257,754)
                                                                                --------------      --------------
   Net realized gains
      Class AAA ...........................................................           (899,675)         (1,907,313)
      Class A .............................................................             (5,310)             (8,497)
      Class B .............................................................             (3,773)             (7,690)
      Class C .............................................................             (8,158)            (29,949)
                                                                                --------------      --------------
                                                                                      (916,916)         (1,953,449)
                                                                                --------------      --------------
   Return of capital
      Class AAA ...........................................................           (226,444)                 --
      Class A .............................................................             (1,336)                 --
      Class B .............................................................               (950)                 --
      Class C .............................................................             (2,054)                 --
                                                                                --------------      --------------
                                                                                      (230,784)                 --
                                                                                --------------      --------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................         (1,494,929)         (2,211,203)
                                                                                --------------      --------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...........................................................           (164,705)         (1,967,425)
      Class A .............................................................             14,542             (39,957)
      Class B .............................................................              1,261             (26,216)
      Class C .............................................................            (73,462)             41,588
                                                                                --------------      --------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............           (222,364)         (1,992,010)
                                                                                --------------      --------------
   REDEMPTION FEES ........................................................                  2                  94
                                                                                --------------      --------------
   NET DECREASE IN NET ASSETS .............................................         (1,475,302)         (3,146,256)

NET ASSETS:
   Beginning of period ....................................................         10,945,712          14,091,968
                                                                                --------------      --------------
   End of period (including undistributed net investment income
      of $0 and $0, respectively) .........................................     $    9,470,410      $   10,945,712
                                                                                ==============      ==============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Global Convertible Securities Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease distributions in excess of net investment income by $315,091 and to increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $84,307, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                                         YEAR ENDED          YEAR ENDED
                                                      DECEMBER 31, 2007   DECEMBER 31, 2006
                                                      -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income (inclusive of short-term
   capital gains) .................................      $   563,795         $   599,473
Long-term capital gains ...........................          700,350           1,685,799
Return of capital .................................          230,784                  --
                                                         -----------         -----------
Total distributions paid ..........................      $ 1,494,929         $ 2,285,272
                                                         ===========         ===========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly in the amount of $0.03 per share and identifies that portion of the distribution which is from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the fiscal year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September, and December.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and premiums amortized on convertible bonds.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Net unrealized appreciation on investments,
         foreign receivables and payables ...............  $(631,390)
      Other temporary differences .......................     (2,036)
                                                           ---------
      Total .............................................  $(633,426)
                                                           =========

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                                           GROSS         GROSS
                                                        UNREALIZED     UNREALIZED    NET UNREALIZED
                                            COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                                         -----------   ------------   ------------   --------------
      Investments ....................   $10,453,431      $627,393    $(1,265,767)     $(638,374)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2007, the Adviser reimbursed the Fund in the amount of $35,274. Such amount is not recoverable in future fiscal years.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%,

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term and U.S. Government securities, aggregated $14,652,521 and $14,981,703, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $2,561 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $528 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there was a balance of $303,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007 was $96,597 with a weighted average interest rate of 5.83%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2007 was $624,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $2, and $94, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                     YEAR ENDED                 YEAR ENDED
                                                                 DECEMBER 31, 2007           DECEMBER 31, 2006
                                                              -----------------------   --------------------------
                                                               SHARES       AMOUNT        SHARES         AMOUNT
                                                              --------   ------------   ----------   -------------
                                                                     CLASS AAA                   CLASS AAA
                                                              -----------------------   --------------------------
Shares sold ...............................................    408,614   $  2,306,843    1,878,922   $  12,070,875
Shares issued upon reinvestment of distributions ..........    276,253      1,347,031      353,287       1,969,894
Shares redeemed ...........................................   (687,982)    (3,818,579)  (2,496,862)    (16,008,194)
                                                              --------   ------------   ----------   -------------
   Net decrease ...........................................     (3,115)  $   (164,705)    (264,653)  $  (1,967,425)
                                                              ========   ============   ==========   =============
                                                                      CLASS A                     CLASS A
                                                              -----------------------   --------------------------
Shares sold ...............................................      6,870   $     38,310        1,429   $       8,999
Shares issued upon reinvestment of distributions ..........      1,712          8,316        1,606           8,860
Shares redeemed ...........................................     (5,492)       (32,084)      (9,066)        (57,816)
                                                              --------   ------------   ----------   -------------
   Net increase (decrease) ................................      3,090   $     14,542       (6,031)  $     (39,957)
                                                              ========   ============   ==========   =============
                                                                      CLASS B                     CLASS B
                                                              -----------------------   --------------------------
Shares issued upon reinvestment of distributions ..........      1,340   $      5,931        1,588   $       8,177
Shares redeemed ...........................................       (879)        (4,670)      (5,758)        (34,393)
                                                              --------   ------------   ----------   -------------
   Net increase (decrease) ................................        461   $      1,261       (4,170)  $     (26,216)
                                                              ========   ============   ==========   =============
                                                                      CLASS C                     CLASS C
                                                              -----------------------   --------------------------
Shares sold ...............................................         --             --        7,874   $      50,000
Shares issued upon reinvestment of distributions ..........      2,707   $     12,269        6,086          31,842
Shares redeemed ...........................................    (15,962)       (85,731)      (6,542)        (40,254)
                                                              --------   ------------   ----------   -------------
   Net increase (decrease) ................................    (13,255)  $    (73,462)       7,418   $      41,588
                                                              ========   ============   ==========   =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME
                                 FROM INVESTMENT OPERATIONS                            DISTRIBUTIONS
                           --------------------------------------   --------------------------------------------------
                                             Net
               Net Asset       Net      Realized and      Total                      Net
    Year         Value,    Investment    Unrealized       from          Net        Realized     Return
   Ended       Beginning     Income       Gain on      Investment   Investment     Gain on        of         Total
December 31,   of Period    (Loss)(a)    Investments   Operations     Income     Investments   Capital   Distributions
------------   ---------   ----------   ------------   ----------   ----------   -----------   -------   -------------
CLASS AAA
   2007          $ 5.48    $ (0.04)        $ 0.16        $ 0.12      $ (0.19)      $ (0.51)    $ (0.13)     $ (0.83)
   2006            6.22       0.08           0.44          0.52        (0.10)        (1.16)         --        (1.26)
   2005            6.26       0.04           0.40          0.44        (0.17)        (0.32)         --        (0.49)
   2004            6.77       0.07           0.62          0.69        (0.12)        (0.38)      (0.70)       (1.20)
   2003            6.66       0.07           1.24          1.31        (0.11)           --       (1.09)       (1.20)
CLASS A
   2007          $ 5.49    $ (0.04)        $ 0.16        $ 0.12      $ (0.19)      $ (0.51)    $ (0.13)     $ (0.83)
   2006            6.23       0.08           0.44          0.52        (0.10)        (1.16)         --        (1.26)
   2005            6.26       0.04           0.41          0.45        (0.17)        (0.32)         --        (0.49)
   2004            6.77       0.09           0.60          0.69        (0.11)        (0.36)      (0.73)       (1.20)
   2003            6.66       0.07           1.24          1.31        (0.11)           --       (1.09)       (1.20)
CLASS B
   2007          $ 5.10    $ (0.08)        $ 0.15        $ 0.07      $ (0.19)      $ (0.51)    $ (0.13)     $ (0.83)
   2006            5.91       0.03           0.42          0.45        (0.10)        (1.16)         --        (1.26)
   2005            6.01      (0.01)          0.39          0.38        (0.17)        (0.32)         --        (0.49)
   2004            6.59       0.03           0.59          0.62        (0.10)        (0.34)      (0.76)       (1.20)
   2003            6.55       0.03           1.21          1.24        (0.07)           --       (1.13)       (1.20)
CLASS C
   2007          $ 5.19    $ (0.09)        $ 0.16        $ 0.07      $ (0.19)      $ (0.51)    $ (0.13)     $ (0.83)
   2006            5.99       0.04           0.42          0.46        (0.10)        (1.16)         --        (1.26)
   2005            6.09       0.00(c)        0.38          0.38        (0.17)        (0.32)         --        (0.49)
   2004            6.66       0.03           0.60          0.63        (0.10)        (0.34)      (0.76)       (1.20)
   2003            6.61       0.03           1.22          1.25        (0.07)           --       (1.13)       (1.20)

                                                                                   RATIOS TO AVERAGE
                                                                              NET ASSETS/SUPPLEMENTAL DATA
                                                               ---------------------------------------------------------

                            Net Asset             Net Assets      Net         Operating        Operating
    Year                      Value,                End of     Investment     Expenses          Expenses       Portfolio
   Ended       Redemption     End of     Total      Period       Income        Before            Net of         Turnover
December 31,     Fees(a)       Year     Return+   (in 000's)     (Loss)     Reimbursement   Reimbursement(b)      Rate
------------   ----------   ---------   -------   ----------   ----------   -------------   ----------------   ---------
CLASS AAA
   2007         $ 0.00(c)     $ 4.77      2.1%     $  9,294      (0.70)%        2.46%           2.12%(d)          141%
   2006           0.00(c)       5.48      8.4        10,691       1.21          2.14            2.03(d)           130
   2005           0.01          6.22      8.0        13,781       0.63          2.11            2.03(d)            58
   2004           0.00(c)       6.26     11.7        20,350       1.06          2.06            2.01               60
   2003           0.00(c)       6.77     21.5        17,281       1.12          2.07            2.01               54
CLASS A
   2007         $ 0.00(c)     $ 4.78      2.1%     $     57      (0.69)%        2.45%           2.12%(d)          141%
   2006           0.00(c)       5.49      8.4            49       1.24          2.14            2.03(d)           130
   2005           0.01          6.23      8.2            93       0.68          2.06            2.04(d)            58
   2004           0.00(c)       6.26     11.6           598       1.41          2.06            2.01               60
   2003           0.00(c)       6.77     21.5            86       1.12          2.07            2.01               54
CLASS B
   2007         $ 0.00(c)     $ 4.34      1.3%     $     37      (1.49)%        3.21%           2.87%(d)          141%
   2006           0.00(c)       5.10      7.6            42       0.47          2.89            2.78(d)           130
   2005           0.01          5.91      7.3            73      (0.13)         2.84            2.78(d)            58
   2004           0.00(c)       6.01     10.8           133       0.45          2.81            2.76               60
   2003           0.00(c)       6.59     20.7            68       0.37          2.82            2.76               54
CLASS C
   2007         $ 0.00(c)     $ 4.43      1.2%     $     82      (1.65)%        3.19%           2.87%(d)          141%
   2006           0.00(c)       5.19      7.8           164       0.57          2.90            2.78(d)           130
   2005           0.01          5.99      7.2           145      (0.01)         2.91            2.78(d)            58
   2004           0.00(c)       6.09     10.9            95       0.44          2.81            2.76               60
   2003           0.00(c)       6.66     20.7            39       0.37          2.82            2.76               54

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A)
      and  2.75%,  2.75%,  2.75%,  2.75%,  and  2.75%  (Class  B and  Class  C),
      respectively.

(c)   Amount represents less than $0.005 per share.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2006 and December 31, 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class B), and 2.77% and 2.78% (Class C), respectively. Custodian fee credits for the fiscal year ended December 31, 2007 were minimal.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Convertible Securities Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 21, 2008

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT  PERFORMANCE.  The Independent  Board Members  reviewed the short and medium-term performance of the Fund against a peer group of convertible securities funds, noting that the Fund's performance for the one year period was below average and for the three and five year periods was in the second quintile. The Independent Board Members also acknowledged the limitations of the peer group selected because there was only one other dedicated global convertible fund in the peer group.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of convertible securities funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios, after voluntary expense reimbursements, were significantly higher than and the Fund's size was significantly lower than average within this group. The Independent Board Members also noted that all but one of the peer group were domestic convertible funds, thereby limiting the usefulness of peer group comparisons. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli Complex. The Independent Board Members did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a favorable performance record. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF         NUMBER OF
    NAME, POSITION(S)        OFFICE AND      FUNDS IN FUND
       ADDRESS(1)             LENGTH OF     COMPLEX OVERSEEN        PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)     BY DIRECTOR           DURING PAST FIVE YEARS               HELD BY DIRECTOR(4)
------------------------   --------------   ----------------   --------------------------------   ---------------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI             Since 1993            26          Chairman and Chief Executive       Director of Morgan Group
Director and                                                   Officer of GAMCO Investors, Inc.   Holdings, Inc. (holding company);
Chief Investment Officer                                       and Chief Investment Officer -     Chairman of the Board of LICT
Age: 65                                                        Value Portfolios of Gabelli        Corp. (multimedia and
                                                               Funds, LLC and GAMCO Asset         communication services company)
                                                               Management Inc.;
                                                               Director/Trustee or Chief
                                                               Investment Officer of other
                                                               registered investment companies
                                                               in the Gabelli/GAMCO Funds
                                                               complex; Chairman and Chief
                                                               Executive Officer of GGCP, Inc.

JOHN D. GABELLI              Since 1993            10          Senior Vice President of Gabelli   Director of GAMCO Investors, Inc.
Director                                                       & Company, Inc.
Age: 63

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI               Since 2001            7           Chief Executive Officer of         Director of The LGL Group, Inc.
Director                                                       Cerutti Consultants, Inc.          (diversified manufacturing)
Age: 68

ANTHONY J. COLAVITA          Since 1993            35          Partner in the law firm of                    --
Director                                                       Anthony J. Colavita, P.C.
Age: 72

ARTHUR V. FERRARA            Since 2001            7           Former Chairman of the Board and              --
Director                                                       Chief Executive Officer of The
Age: 77                                                        Guardian Life Insurance Company
                                                               of America (1993-1995)

WERNER J. ROEDER, MD         Since 1993            23          Medical Director of Lawrence                  --
Director                                                       Hospital and practicing private
Age: 67                                                        physician

ANTHONIE C. VAN EKRIS        Since 1993            19          Chairman of BALMAC                            --
Director                                                       International, Inc. (commodities
Age: 73                                                        and futures trading)

SALVATORE J. ZIZZA           Since 2004            26          Chairman of Zizza & Co., Ltd.      Director of Hollis-Eden
Director                                                       (consulting)                       Pharmaceuticals (biotechnology);
Age: 62                                                                                           Director of Earl Scheib, Inc.
                                                                                                  (automotive services)

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                              TERM OF
   NAME, POSITION(S)         OFFICE AND
        ADDRESS(1)            LENGTH OF                                PRINCIPAL OCCUPATION(S)
        AND AGE            TIME SERVED(2)                              DURING PAST FIVE YEARS
------------------------   --------------   ----------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 2003     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                   since 1988 and an officer of most of the registered investment companies in
Age: 56                                     the Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers,
                                            Inc. since 1998

JAMES E. MCKEE               Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc.
Secretary                                   since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of
Age: 44                                     the registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the
Treasurer                                   registered investment companies in the Gabelli/GAMCO Funds complex; Senior
Age: 49                                     Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial
                                            Officer of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004; Controller of Reserve
                                            Management Corporation and Reserve Partners, Inc. and Treasurer of Reserve
                                            Funds from 2000 through 2002

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 54                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset
                                            Management from 2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.31, $0.31, $0.31, and $0.31 per share for Class AAA, Class A, Class B, and Class C Shares, respectively, and long-term capital gains totaling $700,350 which is designated as a capital gain dividend. For the fiscal year ended December 31, 2007, 14.30% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 71.47% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 0.00%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Convertible Securities Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The Fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in  securities  of  companies  believed to be  undervalued.  The
Fund's  primary  objective  is  long-term  capital  appreciation.   (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER:  ELIZABETH M. LILLY, CFA
GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity  securities  of  foreign  issuers  with  long-term
capital   appreciation    potential.    The   Fund   offers   investors   global
diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                        CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA
GAMCO WESTWOOD INCOME FUND

Seeks to  provide a high level of current  income as well as  long-term  capital
appreciation  by  investing  in  income   producing   equity  and  fixed  income
securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: CHRISTOPHER C.DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                   John D. Gabelli
CHAIRMAN AND CHIEF                      SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                       GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.
                                        Werner J. Roeder, MD
E. Val Cerutti                          MEDICAL DIRECTOR
CHIEF EXECUTIVE OFFICER                 LAWRENCE HOSPITAL
CERUTTI CONSULTANTS, INC.
                                        Anthonie C. van Ekris
Anthony J. Colavita                     CHAIRMAN
ATTORNEY-AT-LAW                         BALMAC INTERNATIONAL, INC.
ANTHONY J. COLAVITA, P.C.
                                        Salvatore J. Zizza
Arthur V. Ferrara                       CHAIRMAN
FORMER CHAIRMAN AND                     ZIZZA & CO., LTD.
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA


                                    OFFICERS

Bruce N. Alpert                         James E. McKee
PRESIDENT                               SECRETARY

Agnes Mullady                           Peter D. Goldstein
TREASURER                               CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q407SR

                                                                           GAMCO

                                             THE
                                             GAMCO
                                             GLOBAL
                                             CONVERTIBLE
                                             SECURITIES
                                             FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

                          THE GAMCO GLOBAL GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During 2007 The GAMCO Global Growth Fund (Class AAA) returned 17.67% outperforming the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Core Fund Average which were up 12.18% and 9.24% respectively.

      This outperformance was the result of overweighting our Energy exposure, with our investments in solar power posting exceptional gains. Our overweighting of Information Technology also helped our yearly performance. Additionally, we were aggressive in reducing our exposure to Financials prior to the subprime fallout and we closed out the year with a sizable underweighting in Financials. We also had success throughout the year being opportunistic with our Materials holdings, but largely exited the sector before concerns about economic weakness surfaced.

      At year end, about 41% of the Fund's assets were invested in U.S. dollar based assets. The dollar weighting of the MSCI AC World Free Index ended the quarter at about 42%. Our emerging market exposure at year end was 7.2%, compared to 11.3% for the Index.

                                                   Sincerely yours,

                                                   /s/ Bruce N. Alpert

                                                   Bruce N. Alpert
February 22, 2008                                  President

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GAMCO GLOBAL GROWTH FUND

Energy and Utilities .................................................    16.1%
Health Care ..........................................................     9.2%
Computer Software and Services .......................................     8.6%
Food and Beverage ....................................................     8.6%
Financial Services ...................................................     8.5%
Telecommunications ...................................................     6.4%
Retail ...............................................................     5.0%
Consumer Products ....................................................     4.8%
Exchange Traded Funds ................................................     4.7%
Diversified Industrial ...............................................     3.4%
Aerospace ............................................................     3.2%
Electronics ..........................................................     3.2%
Metals and Mining ....................................................     2.8%
Business Services ....................................................     1.8%
Equipment and Supplies ...............................................     1.6%
Entertainment ........................................................     1.5%
Hotels and Gaming ....................................................     1.3%
Building and Construction ............................................     1.2%
Environmental Services ...............................................     1.1%
Automotive ...........................................................     0.8%
Machinery ............................................................     0.5%
U.S. Government Obligations ..........................................     0.5%
Chemicals and Allied Products ........................................     0.4%
Publishing ...........................................................     0.4%
Broadcasting .........................................................     0.3%
Agriculture ..........................................................     0.2%
Other Assets and Liabilities (Net) ...................................     3.9%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL GROWTH FUND CLASS AAA SHARES, THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE, AND THE MSCI AC WORLD FREE INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             GAMCO Global Growth Fund Class AAA Shares   Lipper Global Multi-Cap Core Fund Average   MSCI AC World Free Index
  2/7/1994                    $ 10,000                                    $ 10,000                           $ 10,000
12/31/1994                    $ 10,250                                    $  9,482                           $  9,849
12/31/1995                    $ 12,083                                    $ 11,160                           $ 11,766
12/31/1996                    $ 13,594                                    $ 12,875                           $ 13,319
12/31/1997                    $ 19,263                                    $ 15,250                           $ 15,315
12/31/1998                    $ 24,836                                    $ 17,281                           $ 18,680
12/31/1999                    $ 53,645                                    $ 22,505                           $ 23,690
12/31/2000                    $ 33,534                                    $ 21,495                           $ 20,387
12/31/2001                    $ 25,435                                    $ 18,883                           $ 17,144
12/31/2002                    $ 19,130                                    $ 16,421                           $ 13,890
12/31/2003                    $ 27,048                                    $ 21,561                           $ 18,700
12/31/2004                    $ 29,598                                    $ 24,484                           $ 21,645
12/31/2005                    $ 33,659                                    $ 26,952                           $ 24,106
12/31/2006                    $ 37,880                                    $ 31,782                           $ 29,296
12/31/2007                    $ 44,574                                    $ 34,719                           $ 32,865

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)
              ----------------------------------------------------

                                                                                                 Since
                                                                                               Inception
                                      Quarter     1 Year     3 Year     5 Year     10 Year      (2/7/94)
                                      -------     ------     ------     ------     -------     ---------
GAMCO GLOBAL GROWTH FUND
CLASS AAA (b) .....................      2.20%     17.67%     14.62%     18.43%       8.75%        11.36%
MSCI AC World Free Index ..........     (1.70)     12.18      14.94      18.80        7.94          8.93
Lipper Global Multi-Cap
Core Fund Average .................     (1.80)      9.24      11.88      16.11        7.20          8.98
Class A ...........................      2.18      17.68      14.61      18.44        8.77         11.37
                                        (3.70)(c)  10.92(c)   12.37(c)   17.05(c)     8.13(c)      10.90(c)
Class B ...........................      1.99      16.82      13.76      17.55        8.16         10.92
                                        (3.01)(d)  11.82(d)   12.98(d)   17.34(d)     8.16         10.92
Class C ...........................      2.00      16.78      13.76      17.55        8.13         10.90
                                         1.00(e)   15.78(e)   13.76      17.55        8.13         10.90

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.78%, 1.78%, 2.53%, AND 2.53%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                              Beginning         Ending      Annualized     Expenses
                            Account Value   Account Value     Expense    Paid During
                               07/01/07        12/31/07        Ratio       Period*
------------------------------------------------------------------------------------
THE GAMCO GLOBAL GROWTH FUND
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                   $    1,000.00   $    1,071.90         1.71%  $      8.88
Class A                     $    1,000.00   $    1,072.10         1.72%  $      8.93
Class B                     $    1,000.00   $    1,067.90         2.47%  $     12.80
Class C                     $    1,000.00   $    1,067.70         2.47%  $     12.80

HYPOTHETICAL 5% RETURN
Class AAA                   $    1,000.00   $    1,016.50         1.71%  $      8.64
Class A                     $    1,000.00   $    1,016.44         1.72%  $      8.69
Class B                     $    1,000.00   $    1,012.68         2.47%  $     12.46
Class C                     $    1,000.00   $    1,012.68         2.47%  $     12.46

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
     SHARES                                                             COST           VALUE
-----------                                                        -------------   -------------
              COMMON STOCKS -- 95.6%
              AEROSPACE -- 3.2%
      5,000   General Dynamics Corp. ...........................   $     345,708   $     444,950
      6,000   L-3 Communications Holdings Inc. .................         463,245         635,640
      9,000   Rockwell Collins Inc. ............................         516,913         647,730
     90,000   Rolls-Royce Group plc+ ...........................         751,339         976,862
  3,636,000   Rolls-Royce Group plc, Cl. B .....................           7,431           7,962
      9,000   United Technologies Corp. ........................         442,069         688,860
                                                                   -------------   -------------
                                                                       2,526,705       3,402,004
                                                                   -------------   -------------
              AGRICULTURE -- 0.2%
      2,000   Monsanto Co. .....................................         185,316         223,380
                                                                   -------------   -------------
              AUTOMOTIVE -- 0.8%
     10,000   Honda Motor Co. Ltd., ADR ........................         373,143         331,400
      5,000   Toyota Motor Corp., ADR ..........................         668,331         530,850
                                                                   -------------   -------------
                                                                       1,041,474         862,250
                                                                   -------------   -------------
              BROADCASTING -- 0.3%
     25,000   British Sky Broadcasting Group plc ...............         358,450         307,520
                                                                   -------------   -------------
              BUILDING AND CONSTRUCTION -- 1.2%
      5,000   CRH plc, Dublin ..................................         120,555         173,647
      5,000   CRH plc, London ..................................         130,531         172,426
      4,000   Fomento de Construcciones y Contratas SA .........         138,679         298,862
      8,000   Technip SA .......................................         266,839         636,331
                                                                   -------------   -------------
                                                                         656,604       1,281,266
                                                                   -------------   -------------
              BUSINESS SERVICES -- 1.8%
     18,000   Jardine Matheson Holdings Ltd. ...................         450,663         498,600
      2,500   MasterCard Inc., Cl. A ...........................         351,070         538,000
     16,000   Secom Co. Ltd. ...................................         620,342         873,501
                                                                   -------------   -------------
                                                                       1,422,075       1,910,101
                                                                   -------------   -------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.4%
     50,000   Tokai Carbon Co. Ltd. ............................         205,108         446,385
                                                                   -------------   -------------
              COMPUTER SOFTWARE AND SERVICES -- 8.6%
     15,000   Adobe Systems Inc.+ ..............................         503,426         640,950
      3,600   Apple Inc.+ ......................................         372,960         713,088
     36,000   Cisco Systems Inc.+ ..............................         865,245         974,520
     15,000   eBay Inc.+ .......................................         542,820         497,850
     35,000   EMC Corp.+ .......................................         786,746         648,550
      5,700   Google Inc., Cl. A+ ..............................       1,781,911       3,941,436
     32,000   Microsoft Corp. ..................................         924,925       1,139,200
      6,100   Research In Motion Ltd.+ .........................         376,111         691,740
                                                                   -------------   -------------
                                                                       6,154,144       9,247,334
                                                                   -------------   -------------
              CONSUMER PRODUCTS -- 4.8%
      7,000   Christian Dior SA ................................         438,852         919,918

                                                                                       MARKET
     SHARES                                                             COST           VALUE
-----------                                                        -------------   --------------
     15,314   Compagnie Financiere Richemont SA, Cl. A .........   $     443,000   $   1,046,267
      8,000   NIKE Inc., Cl. B .................................         489,079         513,920
      1,500   Nintendo Co. Ltd. ................................         448,147         880,728
      5,000   Polo Ralph Lauren Corp. ..........................         382,569         308,950
     12,500   Procter & Gamble Co. .............................         698,206         917,750
     10,000   The Swatch Group AG ..............................         561,367         589,343
                                                                   -------------   -------------
                                                                       3,461,220       5,176,876
                                                                   -------------   -------------
              DIVERSIFIED INDUSTRIAL -- 3.4%
     10,000   Bouygues SA ......................................         343,461         830,932
     13,000   Emerson Electric Co. .............................         551,954         736,580
     39,000   General Electric Co. .............................       1,395,696       1,445,730
     10,000   ITT Corp. ........................................         440,030         660,400
                                                                   -------------   -------------
                                                                       2,731,141       3,673,642
                                                                   -------------   -------------
              ELECTRONICS -- 3.2%
      3,700   Fanuc Ltd. .......................................         325,019         358,708
     36,000   Intel Corp. ......................................         866,050         959,760
      7,000   MEMC Electronic Materials Inc.+ ..................         506,850         619,430
     13,000   NVIDIA Corp.+ ....................................         304,444         442,260
     20,000   Texas Instruments Inc. ...........................         508,831         668,000
     14,000   Trimble Navigation Ltd.+ .........................         526,724         423,360
                                                                   -------------   -------------
                                                                       3,037,918       3,471,518
                                                                   -------------   -------------
              ENERGY AND UTILITIES -- 16.1%
     12,000   Apache Corp. .....................................         857,509       1,290,480
        700   Areva SA .........................................         784,252         803,742
     13,500   Canadian Natural Resources Ltd. ..................         881,062         987,390
     15,000   Chesapeake Energy Corp. ..........................         530,130         588,000
      5,672   Devon Energy Corp. ...............................         278,827         504,298
      5,500   Diamond Offshore Drilling Inc. ...................         599,251         781,000
     10,000   EnCana Corp. .....................................         506,694         679,600
      9,000   Hess Corp. .......................................         433,185         907,740
      6,900   Imperial Oil Ltd. ................................         253,504         381,861
      8,000   National Oilwell Varco Inc.+ .....................         319,327         587,680
     18,000   Noble Corp. ......................................         652,726       1,017,180
     13,000   Occidental Petroleum Corp. .......................         670,114       1,000,870
      6,000   Petroleo Brasileiro SA, ADR ......................         630,878         691,440
     10,000   Saipem SpA .......................................         240,421         399,338
      5,000   Schlumberger Ltd. ................................         158,943         491,850
     15,900   Suncor Energy Inc. ...............................       1,337,496       1,728,807
      6,000   SunPower Corp., Cl. A+ ...........................         406,140         782,340
     13,000   Suntech Power Holdings Co. Ltd., ADR+ ............         562,364       1,070,160
      4,897   Transocean Inc.+ .................................         361,079         701,006
     10,000   Vestas Wind Systems A/S+ .........................         705,263       1,079,808
     15,000   XTO Energy Inc. ..................................         587,803         770,400
                                                                   -------------   -------------
                                                                      11,756,968      17,244,990
                                                                   -------------   -------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
     SHARES                                                             COST           VALUE
-----------                                                        ------------    ------------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 1.5%
     14,300   Viacom Inc., Cl. B+ ..............................   $     563,843   $     628,056
     20,180   Vivendi ..........................................         436,833         926,526
                                                                   -------------   -------------
                                                                       1,000,676       1,554,582
                                                                   -------------   -------------
              ENVIRONMENTAL SERVICES -- 1.1%
     12,500   Veolia Environnement .............................       1,041,888       1,138,609
                                                                   -------------   -------------
              EQUIPMENT AND SUPPLIES -- 1.6%
      5,500   Canon Inc. .......................................         302,383         251,716
      4,000   Canon Inc., ADR ..................................         219,051         183,320
      3,900   Keyence Corp. ....................................         791,420         957,721
     11,000   Nikon Corp. ......................................         247,210         374,202
                                                                   -------------   -------------
                                                                       1,560,064       1,766,959
                                                                   -------------   -------------
              EXCHANGE TRADED FUNDS -- 4.7%
     15,500   iShares MSCI Emerging Markets Index Fund .........       1,563,036       2,329,650
     25,500   Vanguard Emerging Markets ETF ....................       1,934,859       2,659,650
                                                                   -------------   -------------
                                                                       3,497,895       4,989,300
                                                                   -------------   -------------
              FINANCIAL SERVICES -- 8.5%
      5,500   Allianz SE .......................................         704,835       1,184,918
     12,500   American Express Co. .............................         735,679         650,250
     30,000   Australia & New Zealand Banking Group Ltd. .......         505,274         717,944
     30,000   Aviva plc ........................................         320,646         399,824
      1,533   China Life Insurance Co. Ltd., ADR ...............          35,142         117,275
      7,400   Julius Baer Holding Ltd. AG ......................         353,875         607,209
      8,200   Royal Bank of Canada .............................         351,545         421,569
     42,700   Standard Chartered plc ...........................         878,245       1,558,408
      6,000   State Street Corp. ...............................         292,010         487,200
     10,000   T. Rowe Price Group Inc. .........................         469,315         608,800
     35,000   The Charles Schwab Corp. .........................         723,144         894,250
      6,250   Toronto-Dominion Bank ............................         353,908         440,119
     44,500   Westpac Banking Corp. ............................         703,450       1,082,105
                                                                   -------------   -------------
                                                                       6,427,068       9,169,871
                                                                   -------------   -------------
              FOOD AND BEVERAGE -- 8.6%
     33,000   Ajinomoto Co. Inc. ...............................         382,303         373,470
     60,000   Cadbury Schweppes plc ............................         592,403         733,613
     25,494   Coca-Cola Hellenic Bottling Co. SA ...............         358,399       1,100,238
     90,000   Davide Campari-Milano SpA ........................         418,374         857,652
     70,000   Diageo plc .......................................         891,438       1,502,567
     12,000   Groupe Danone ....................................         669,806       1,075,486
      3,000   Nestle SA ........................................         850,228       1,377,571
      9,000   PepsiCo Inc. .....................................         495,029         683,100
      4,515   Pernod-Ricard SA .................................         401,452       1,041,981
     46,000   Tesco plc ........................................         395,588         437,577
                                                                   -------------   -------------
                                                                       5,455,020       9,183,255
                                                                   -------------   -------------

                                                                                        MARKET
     SHARES                                                             COST            VALUE
-----------                                                        -------------   -------------
              HEALTH CARE -- 9.2%
      5,000   Alcon Inc. .......................................   $     590,374   $     715,200
      6,700   Genentech Inc.+ ..................................         401,420         449,369
     16,800   Gilead Sciences Inc.+ ............................         581,768         772,968
     20,000   GlaxoSmithKline plc ..............................         423,287         507,931
     16,000   Hisamitsu Pharmaceutical Co. Inc. ................         331,635         485,207
     10,000   Novartis AG ......................................         438,222         546,873
     20,000   Novo Nordisk A/S, ADR ............................         797,927       1,297,200
      4,300   Roche Holding AG .................................         343,824         743,323
     20,000   Schering-Plough Corp. ............................         514,741         532,800
     13,000   St. Jude Medical Inc.+ ...........................         562,492         528,320
      2,400   Straumann Holding AG .............................         504,079         658,834
     11,300   Stryker Corp. ....................................         596,145         844,336
      4,800   Synthes Inc. .....................................         398,130         596,105
     10,000   Takeda Pharmaceutical Co. Ltd. ...................         445,295         584,208
     10,000   Zimmer Holdings Inc.+ ............................         813,138         661,500
                                                                   -------------   -------------
                                                                       7,742,477       9,924,174
                                                                   -------------   -------------
              HOTELS AND GAMING -- 1.3%
     36,000   Crown Ltd.+ ......................................         473,408         425,151
     31,053   InterContinental Hotels Group plc ................         759,687         541,144
     71,803   Ladbrokes plc ....................................         723,006         458,325
                                                                   -------------   -------------
                                                                       1,956,101       1,424,620
                                                                   -------------   -------------
              MACHINERY -- 0.5%
      6,000   Deere & Co. ......................................         437,594         558,720
                                                                   -------------   -------------
              METALS AND MINING -- 2.8%
      6,950   Anglo American plc ...............................         272,680         421,875
     12,000   BHP Billiton plc .................................         190,715         365,920
     10,400   Companhia Vale do Rio Doce, ADR ..................         198,362         339,768
      6,000   Lonmin plc .......................................         367,849         367,455
      5,228   Peabody Energy Corp. .............................          62,783         322,254
      6,300   Rio Tinto plc ....................................         235,015         663,027
      6,866   Xstrata plc ......................................         171,836         481,794
                                                                   -------------   -------------
                                                                       1,499,240       2,962,093
                                                                   -------------   -------------
              PUBLISHING -- 0.4%
     20,000   News Corp., Cl. B ................................         491,752         425,000
                                                                   -------------   -------------
              RETAIL -- 5.0%
     12,000   Coach Inc.+ ......................................         389,619         366,960
     11,000   CVS Caremark Corp. ...............................         387,900         437,250
      9,150   Hennes & Mauritz AB, Cl. B .......................         389,129         552,711
     11,000   J. Crew Group Inc.+ ..............................         483,135         530,310
     10,000   Next plc .........................................         347,050         322,110
     10,000   Nordstrom Inc. ...................................         525,300         367,300
     24,000   Seven & I Holdings Co. Ltd. ......................         813,032         697,259
     10,000   Starbucks Corp.+ .................................         301,871         204,700
      8,000   Tiffany & Co. ....................................         258,189         368,240
     10,000   Whole Foods Market Inc. ..........................         490,412         408,000
     39,100   Woolworths Ltd. ..................................         607,675       1,159,550
                                                                   -------------   -------------
                                                                       4,993,312       5,414,390
                                                                   -------------   -------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
   SHARES                                                               COST           VALUE
-----------                                                        -------------   -------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 6.4%
     18,000   America Movil SAB de CV, Cl. L, ADR ..............   $     916,313   $   1,105,020
     23,000   AT&T Inc. ........................................         863,774         955,880
      2,000   China Mobile Ltd., ADR ...........................          93,749         173,740
     20,000   Corning Inc. .....................................         518,776         479,800
     12,000   Harris Corp. .....................................         613,285         752,160
         85   KDDI Corp. .......................................         432,573         628,921
     25,000   Rogers Communications Inc., Cl. B ................         875,022       1,131,250
     14,000   Verizon Communications Inc. ......................         499,964         611,660
     27,000   Vodafone Group plc, ADR ..........................         806,889       1,007,640
                                                                   -------------   -------------
                                                                       5,620,345       6,846,071
                                                                   -------------   -------------
              TOTAL COMMON STOCKS ..............................      75,260,555     102,604,910
                                                                   -------------   -------------

 PRINCIPAL
  AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 0.5%
$   609,000   U.S. Treasury Bills,
                 2.828% to 3.188%++,
                 03/13/08 to 03/27/08 ..........................         604,860         604,704
                                                                   -------------   -------------
              TOTAL
                 INVESTMENTS -- 96.1% ..........................   $  75,865,415     103,209,614
                                                                   =============
              OTHER ASSETS AND LIABILITIES (NET) -- 3.9% .......                       4,133,649
                                                                                   -------------
              NET ASSETS -- 100.0% .............................                   $ 107,343,263
                                                                                   =============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

                                                                        % OF
                                                                       MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION                                             VALUE           VALUE
--------------------------                                         -------------   -------------
North America ..................................................            52.2%  $  53,824,729
Europe .........................................................            30.8      31,836,500
Japan ..........................................................             7.7       7,957,596
Latin America ..................................................             5.3       5,416,424
Asia/Pacific ...................................................             4.0       4,174,365
                                                                   -------------   -------------
                                                                           100.0%  $ 103,209,614
                                                                   =============   =============

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $75,865,415) .............   $    103,209,614
   Foreign currency, at value (cost $4,032,995) .........          4,218,806
   Cash .................................................             72,314
   Receivable for Fund shares sold ......................            119,671
   Dividends and interest receivable ....................            149,379
   Prepaid expense ......................................             30,179
                                                            ----------------
   TOTAL ASSETS .........................................        107,799,963
                                                            ----------------
LIABILITIES:
   Payable for Fund shares redeemed .....................            139,809
   Payable for investment advisory fees .................             91,115
   Payable for distribution fees ........................             23,176
   Payable for legal and audit fees .....................             81,734
   Payable for shareholder communications expenses ......             59,076
   Payable for shareholder services fees ................             30,126
   Payable for accounting fees ..........................             11,251
   Other accrued expenses ...............................             20,413
                                                            ----------------
   TOTAL LIABILITIES ....................................            456,700
                                                            ----------------
   NET ASSETS applicable to 3,993,353
     shares outstanding .................................   $    107,343,263
                                                            ================
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ......   $    125,300,432
   Undistributed net investment income ..................              8,634
   Accumulated net realized loss on investments
     and foreign currency transactions ..................        (45,500,803)
   Net unrealized appreciation on investments ...........         27,344,199
   Net unrealized appreciation on foreign
     currency translations ..............................            190,801
                                                            ----------------
   NET ASSETS ...........................................   $    107,343,263
                                                            ================
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
     per share ($104,421,460 / 3,883,330 shares
     outstanding; 75,000,000 shares authorized) .........   $          26.89
                                                            ================
   CLASS A:
   Net Asset Value and redemption price
     per share ($2,223,737 / 82,726 shares
     outstanding; 50,000,000 shares authorized) .........   $          26.88
                                                            ================
   Maximum offering price per share (NAV / .9425,
     based on maximum sales charge of 5.75% of
     the offering price) ................................   $          28.52
                                                            ================
   CLASS B:
   Net Asset Value and offering price per share
     ($270,159 / 10,541 shares outstanding;
     25,000,000 shares authorized) ......................   $          25.63(a)
                                                            ================
   CLASS C:
   Net Asset Value and offering price per share
     ($427,907 / 16,756 shares outstanding;
     25,000,000 shares authorized) ......................   $          25.54(a)
                                                            ================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $48,286) ..........   $      2,135,025
   Interest .............................................             51,089
                                                            ----------------
   TOTAL INVESTMENT INCOME ..............................          2,186,114
                                                            ----------------
EXPENSES:
   Investment advisory fees .............................          1,037,202
   Distribution fees - Class AAA ........................            253,706
   Distribution fees - Class A ..........................              4,237
   Distribution fees - Class B ..........................              2,482
   Distribution fees - Class C ..........................              2,947
   Shareholder services fees ............................            144,580
   Shareholder communications expenses ..................            118,348
   Legal and audit fees .................................             68,566
   Custodian fees .......................................             56,822
   Accounting fees ......................................             45,000
   Registration expenses ................................             11,673
   Directors' fees ......................................              9,508
   Interest expense .....................................              1,654
   Miscellaneous expenses ...............................             47,974
                                                            ----------------
   TOTAL EXPENSES .......................................          1,804,699
   Less: Custodian fee credits ..........................                (69)
                                                            ----------------
   NET EXPENSES .........................................          1,804,630
                                                            ----------------
   NET INVESTMENT INCOME ................................            381,484
                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .....................          8,737,656
   Net realized loss on foreign
     currency transactions ..............................            (14,233)
                                                            ----------------
   Net realized gain on investments and foreign
     currency transactions ..............................          8,723,423
                                                            ----------------
   Net change in unrealized appreciation/
     depreciation on investments ........................          7,514,702
   Net change in unrealized appreciation/
     depreciation on foreign currency translations ......            181,882
                                                            ----------------
   Net change in unrealized appreciation/
     depreciation on investments and
     foreign currency translations ......................          7,696,584
                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY ..................         16,420,007
                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $     16,801,491
                                                            ================

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                               YEAR ENDED          YEAR ENDED
                                                                                           DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income ..............................................................    $         381,484   $         277,720
   Net realized gain on investments and foreign currency transactions .................            8,723,423          14,070,539
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency translations ....................................................            7,696,584          (1,920,801)
                                                                                           -----------------   -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................           16,801,491          12,427,458
                                                                                           -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
     Class AAA ........................................................................             (352,631)           (272,763)
     Class A ..........................................................................               (8,655)             (3,545)
                                                                                           -----------------   -----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................             (361,286)           (276,308)
                                                                                           -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ........................................................................          (12,564,280)        (19,507,826)
     Class A ..........................................................................              678,353              (2,805)
     Class B ..........................................................................                6,654                 (60)
     Class C ..........................................................................              105,141              14,905
                                                                                           -----------------   -----------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .........................          (11,774,132)        (19,495,786)
                                                                                           -----------------   -----------------
   REDEMPTION FEES ....................................................................                  395                 148
                                                                                           -----------------   -----------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................................            4,666,468          (7,344,488)
NET ASSETS:
   Beginning of period ................................................................          102,676,795         110,021,283
                                                                                           -----------------   -----------------
   End of period (including undistributed net investment income of
     $8,634 and $2,669, respectively) .................................................    $     107,343,263   $     102,676,795
                                                                                           =================   =================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Global Growth Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as
"interest   expense"  in  the   Statement  of   Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease undistributed net investment income by $14,233 and to decrease accumulated net realized loss on investments and foreign currency transactions by $14,233.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was $361,286 and $276,308, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2007, the components of accumulated earnings/(losses) on tax basis were as follows:

    Undistributed ordinary income .........................   $       8,634
    Capital loss carryforwards ............................     (45,500,209)
    Net unrealized appreciation on investments, foreign
       currency, and foreign receivables and payables .....      27,534,406
                                                              -------------
    Total .................................................   $ (17,957,169)
                                                              =============

At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $45,500,209, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

At December 31, 2007, the differences between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

During the fiscal year ended December 31, 2007, The GAMCO Global Growth Fund utilized capital loss carryforwards of $8,718,744.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                      GROSS         GROSS
                                   UNREALIZED    UNREALIZED   NET UNREALIZED
                         COST     APPRECIATION  DEPRECIATION   APPRECIATION
                     -----------  ------------  ------------  --------------
   Investments ....  $75,866,010   $29,439,686  $(2,096,082)    $27,343,604

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term and U.S. Government securities, aggregated $42,526,560 and $57,745,252, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $16,121 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $5,010 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there were no borrowings outstanding under the line of credit.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007, was $2,682 with a weighted average interest rate of 5.72%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2007 was $251,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $395 and $148, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                    YEAR ENDED                 YEAR ENDED
                                                                 DECEMBER 31, 2007          DECEMBER 31, 2006
                                                             ------------------------   --------------------------
                                                              SHARES        AMOUNT        SHARES         AMOUNT
                                                             --------   -------------   ----------   -------------
                                                                     CLASS AAA                   CLASS AAA
                                                             ------------------------   --------------------------
Shares sold ..............................................    117,821   $   2,949,985      263,640   $   5,632,563
Shares issued upon reinvestment of distributions .........     12,529         337,411       11,428         262,618
Shares redeemed ..........................................   (646,624)    (15,851,676)  (1,183,208)    (25,403,007)
                                                             --------   -------------   ----------   -------------
   Net decrease ..........................................   (516,274)  $ (12,564,280)    (908,140)  $ (19,507,826)
                                                             ========   =============   ==========   =============
                                                                     CLASS A                     CLASS A
                                                             ------------------------   --------------------------
Shares sold ..............................................     41,318   $   1,051,315        8,807   $     187,766
Shares issued upon reinvestment of distributions .........        270           7,257          126           2,895
Shares redeemed ..........................................    (15,295)       (380,219)      (8,777)       (193,466)
                                                             --------   -------------   ----------   -------------
   Net increase (decrease) ...............................     26,293   $     678,353          156   $      (2,805)
                                                             ========   =============   ==========   =============
                                                                     CLASS B                      CLASS B
                                                             ------------------------   --------------------------
Shares sold ..............................................        646   $      14,664           --   $          --
Shares redeemed ..........................................       (366)         (8,010)          (2)            (60)
                                                             --------   -------------   ----------   -------------
   Net increase (decrease) ...............................        280   $       6,654           (2)  $         (60)
                                                             ========   =============   ==========   =============
                                                                     CLASS C                      CLASS C
                                                             ------------------------   --------------------------
Shares sold ..............................................      8,778   $     215,838        9,832   $     202,102
Shares redeemed ..........................................     (4,598)       (110,697)      (9,339)       (187,197)
                                                             --------   -------------   ----------   -------------
   Net increase ..........................................      4,180   $     105,141          493   $      14,905
                                                             ========   =============   ==========   =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                              --------------------------------------   --------------------------
                                                Net
                  Net Asset       Net      Realized and      Total
   Period           Value,    Investment    Unrealized       from          Net
   Ended          Beginning     Income        Gain on     Investment   Investment       Total       Redemption
December 31       of Period    (Loss)(a)    Investments   Operations     Income     Distributions     Fees(a)
-----------       ---------   ----------   ------------   ----------   ----------   -------------   ----------
CLASS AAA
  2007            $  22.93    $   0.09     $    3.96      $   4.05     $  (0.09)    $   (0.09)      $ 0.00(c)
  2006               20.43        0.06          2.50          2.56        (0.06)        (0.06)        0.00(c)
  2005               17.98        0.02          2.45          2.47        (0.02)        (0.02)        0.00(c)
  2004               16.43       (0.05)         1.60          1.55           --            --         0.00(c)
  2003               11.62       (0.06)         4.86          4.80           --            --         0.01

CLASS A
  2007            $  22.93    $   0.11     $    3.95      $   4.06     $  (0.11)    $   (0.11)      $ 0.00(c)
  2006               20.43        0.06          2.50          2.56        (0.06)        (0.06)        0.00(c)
  2005               18.01        0.01          2.45          2.46        (0.04)        (0.04)        0.00(c)
  2004               16.45       (0.05)         1.61          1.56           --            --         0.00(c)
  2003               11.63       (0.06)         4.87          4.81           --            --         0.01

CLASS B
  2007            $  21.94    $  (0.09)    $    3.78      $   3.69           --            --       $ 0.00(c)
  2006               19.65       (0.10)         2.39          2.29           --            --         0.00(c)
  2005               17.41       (0.12)         2.36          2.24           --            --         0.00(c)
  2004               16.02       (0.17)         1.56          1.39           --            --         0.00(c)
  2003               11.42       (0.16)         4.75          4.59           --            --         0.01

CLASS C
  2007            $  21.87    $  (0.03)    $    3.70      $   3.67           --            --       $ 0.00(c)
  2006               19.58       (0.09)         2.38          2.29           --            --         0.00(c)
  2005               17.35       (0.16)         2.39          2.23           --            --         0.00(c)
  2004               15.97       (0.19)         1.57          1.38           --            --         0.00(c)
  2003               11.38       (0.16)         4.74          4.58           --            --         0.01

                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                        --------------------------------------------------
                                 Net Asset              Net Assets        Net
  Period                          Value,                  End of      Investment                 Portfolio
  Ended                           End of      Total       Period        Income      Operating     Turnover
December 31                       Period     Return+    (in 000's)      (Loss)     Expenses(b)      Rate
-----------                     ----------   -------   ------------   ----------   -----------   ---------
CLASS AAA
  2007                          $    26.89      17.7%  $    104,421       0.37%       1.74%          42%
  2006                               22.93      12.5        100,883       0.26        1.78           46
  2005                               20.43      13.7        108,433       0.11        1.79(d)        33
  2004                               17.98       9.4        114,011      (0.30)       1.82          100
  2003                               16.43      41.4        132,886      (0.45)       1.71           63

CLASS A
  2007                          $    26.88      17.7%  $      2,224       0.43%       1.74%          42%
  2006                               22.93      12.5          1,294       0.28        1.78           46
  2005                               20.43      13.7          1,150       0.03        1.79(d)        33
  2004                               18.01       9.5            493      (0.29)       1.82          100
  2003                               16.45      41.4            426      (0.45)       1.71           63

CLASS B
  2007                          $    25.63      16.8%  $        270      (0.36)%      2.49%          42%
  2006                               21.94      11.7            225      (0.49)       2.53           46
  2005                               19.65      12.9            202      (0.67)       2.54(d)        33
  2004                               17.41       8.7            183      (1.05)       2.57          100
  2003                               16.02      40.3            211      (1.20)       2.46           63

CLASS C
  2007                          $    25.54      16.8%  $        428      (0.11)%      2.49%          42%
  2006                               21.87      11.7            275      (0.42)       2.53           46
  2005                               19.58      12.9            236      (0.90)       2.52(d)        33
  2004                               17.35       8.6             52      (1.17)       2.57          100
  2003                               15.97      40.3            207      (1.20)       2.46           63

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2007 and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, and 1.81% (Class AAA), 1.73% and 1.81% (Class A), 2.48% and 2.56% (Class B), and 2.48% and 2.56% (Class C), respectively.

(c)   Amount represents less than $0.005 per share.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Growth Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 21, 2008

                          THE GAMCO GLOBAL GROWTH FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global multi-cap core funds, noting its top quintile performance for the one, three and five year periods, and against a peer group of global multi-cap core and growth funds, noting its above average performance over the one and five year periods and average performance over the three year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge. The Board Members also noted an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of global multi-cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were significantly higher than and the Fund's size was lower than average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli Complex. The Independent Board Members were presented with, but did not attach significance to, information comparing the management fee to the fee for other types of accounts managed by an affiliate of the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a favorable performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF          NUMBER OF
   NAME, POSITION(S)          OFFICE AND      FUNDS IN FUND
       ADDRESS(1)             LENGTH OF     COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)         OTHER DIRECTORSHIPS
         AND AGE            TIME SERVED(2)     BY DIRECTOR         DURING PAST FIVE YEARS          HELD BY DIRECTOR(4)
------------------------    --------------  ----------------   ------------------------------   --------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI              Since 1993           26          Chairman and Chief Executive     Director of Morgan Group
Director and                                                   Officer of GAMCO Investors,      Holdings, Inc. (holding
Chief Investment Officer                                       Inc. and Chief Investment        company); Chairman of the
Age: 65                                                        Officer - Value Portfolios of    Board of LICT Corp.
                                                               Gabelli Funds, LLC and GAMCO     (multimedia and
                                                               Asset Management Inc.;           communication services
                                                               Director/Trustee or Chief        company)
                                                               Investment Officer of other
                                                               registered investment
                                                               companies in the Gabelli/GAMCO
                                                               Funds complex; Chairman and
                                                               Chief Executive Officer of
                                                               GGCP, Inc.

JOHN D. GABELLI             Since 1993             10          Senior Vice President of         Director of GAMCO
Director                                                       Gabelli & Company, Inc.          Investors, Inc.
Age: 63

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI              Since 2001              7          Chief Executive Officer of       Director of The LGL Group,
Director                                                       Cerutti Consultants, Inc.        Inc. (diversified
Age: 68                                                                                         manufacturing)

ANTHONY J. COLAVITA         Since 1993             35          Partner in the law firm of                   --
Director                                                       Anthony J. Colavita, P.C.
Age: 72

ARTHUR V. FERRARA           Since 2001              7          Former Chairman of the Board                 --
Director                                                       and Chief Executive Officer of
Age: 77                                                        The Guardian Life Insurance
                                                               Company of America (1993-1995)

WERNER J. ROEDER, MD        Since 1993             23          Medical Director of Lawrence                 --
Director                                                       Hospital and practicing
Age: 67                                                        private physician

ANTHONIE C. VAN EKRIS       Since 1993             19          Chairman of BALMAC                           --
Director                                                       International, Inc.
Age: 73                                                        (commodities and futures
                                                               trading)

SALVATORE J. ZIZZA          Since 2004             26          Chairman of Zizza & Co., Ltd.    Director of Hollis-Eden
Director                                                       (consulting)                     Pharmaceuticals
Age: 62                                                                                         (biotechnology); Director
                                                                                                of Earl Scheib, Inc.
                                                                                                (automotive services)

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                              TERM OF
   NAME, POSITION(S)         OFFICE AND
      ADDRESS(1)             LENGTH OF                              PRINCIPAL OCCUPATION(S)
       AND AGE             TIME SERVED(2)                           DURING PAST FIVE YEARS
------------------------   --------------  -------------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT             Since 2003     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988
President                                  and an officer of most of the registered investment companies in the Gabelli/GAMCO
Age: 56                                    Funds complex. Director and President of Gabelli Advisers, Inc. since 1998

JAMES E. MCKEE              Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since 1999
Secretary                                  and GAMCO Asset Management Inc. since 1993; Secretary of all of the registered
Age: 44                                    investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY               Since 2006     Vice  President of Gabelli  Funds,  LLC since 2007;  Officer of all of the registered
Treasurer                                  investment  companies in the  Gabelli/GAMCO  Funds complex;  Senior Vice President of
Age: 49                                    U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds
                                           from 2004 through 2005; Chief Financial  Officer of AMIC  Distribution  Partners from
                                           2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners,
                                           Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN          Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                   Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 54                                    complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.091 and $0.105 per share for Class AAA and Class A, respectively. For the fiscal year ended December 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The Fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity  securities  of  foreign  issuers  with  long-term
capital   appreciation    potential.    The   Fund   offers   investors   global
diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED
EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                         CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to  provide a high level of current  income as well as  long-term  capital
appreciation  by  investing  in  income   producing   equity  and  fixed  income
securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                   TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                       PORTFOLIO MANAGER:  HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES
  OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT
      THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                        John D. Gabelli
CHAIRMAN AND CHIEF                           SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                            GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.
                                             Werner J. Roeder, MD
E. Val Cerutti                               MEDICAL DIRECTOR
CHIEF EXECUTIVE OFFICER                      LAWRENCE HOSPITAL
CERUTTI CONSULTANTS, INC.
                                             Anthonie C. van Ekris
Anthony J. Colavita                          CHAIRMAN
ATTORNEY-AT-LAW                              BALMAC INTERNATIONAL, INC.
ANTHONY J. COLAVITA, P.C.
                                             Salvatore J. Zizza
Arthur V. Ferrara                            CHAIRMAN
FORMER CHAIRMAN AND                          ZIZZA & CO., LTD.
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                              James E. McKee
PRESIDENT                                    SECRETARY

Agnes Mullady                                Peter D. Goldstein
TREASURER                                    CHIEF COMPLIANCE OFFICER







                                   DISTRIBUTOR

                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q407SR
                                                                           GAMCO

                                             THE
                                             GAMCO
                                             GLOBAL
                                             GROWTH
                                             FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      For the year ended December 31, 2007 the net asset value of the Fund (Class AAA) appreciated by 13.62% which compares with 9.24% for the average Global Multi-Cap Growth Fund monitored by Lipper and 12.18% for the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index.

      Performance in 2007 was helped by the Fund's Energy and Industrial holdings and its underweighting in the Financials sector. Individual holdings that contributed positively to performance were CNH Global (+141.1%) (1.3% of net assets as of December 31, 2007), Petrobras (+123.8%) (3.0%), Precision Castparts (+77.2%) (3.0%), Schlumberger (+55.8%) (3.1%), Peabody Energy (+52.5%)
(0.9%) and Google (50.2%) (2.1%). Performance was adversely affected by the Fund's exposure to the Consumer Discretionary and Healthcare sectors. Holdings that hurt performance were Harmony Gold Mining (-34.6%) (1.1%), Sprint Nextel (-30.5%) (0.9%), Gold Fields (-24.8%) (2.7%), Independent News (-24.6%) (0.3%),
CRH (-24.4%) (2.0%), and UBS (-23.7%) (1.0%).

                                                  Sincerely yours,

                                                  /s/ Bruce N. Alpert

                                                  Bruce N. Alpert
                                                  President

February 22, 2008

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
      THE GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA SHARES, THE LIPPER GLOBAL
         MULTI-CAP GROWTH FUND AVERAGE, AND THE MSCI AC WORLD FREE INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             GAMCO Global Opportunity Fund    Lipper Global Multi-Cap
                    Class AAA Shares            Growth Fund Average       MSCI AC World Free Index
 5/11/1998            $ 10,000                       $ 10,000                     $ 10,000
12/31/1998            $ 11,010                       $  9,922                     $ 10,613
12/31/1999            $ 19,731                       $ 13,502                     $ 13,459
12/31/2000            $ 17,069                       $ 12,115                     $ 11,583
12/31/2001            $ 12,131                       $ 10,011                     $  9,740
12/31/2002            $ 10,738                       $  8,056                     $  7,892
12/31/2003            $ 14,756                       $ 10,641                     $ 10,624
12/31/2004            $ 16,823                       $ 12,194                     $ 12,298
12/31/2005            $ 19,367                       $ 13,608                     $ 13,696
12/31/2006            $ 22,183                       $ 16,077                     $ 16,645
12/31/2007            $ 25,204                       $ 18,610                     $ 18,672

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                                   Since
                                                                                                 Inception
                                                  Quarter      1 Year     3 Year     5 Year     (5/11/98)
                                                  -------      ------     ------     ------     ----------
GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA .......     (2.03)%     13.62%     14.43%     18.61%        10.06%
MSCI AC World Free Index ......................     (1.70)      12.18      14.94      18.80          6.67
Lipper Global Multi-Cap Growth Fund Average ...      1.80        9.24      11.88      16.11          7.34
Class A .......................................     (2.01)      13.69      14.47      18.63         10.08
                                                    (7.64)(b)    7.15(b)   12.23(b)   17.23(b)       9.40(b)
Class B .......................................     (2.17)      12.78      13.56      17.72          9.47
                                                    (7.06)(c)    7.78(c)   12.78(c)   17.51(c)       9.47
Class C .......................................     (2.17)      12.57      13.59      18.21          9.92
                                                    (3.15)(d)   11.57(d)   13.59      18.21          9.92

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.95%, 1.95%, 2.70%, AND 2.70%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                              Beginning         Ending      Annualized     Expenses
                            Account Value   Account Value    Expense     Paid During
                               07/01/07        12/31/07       Ratio        Period*
------------------------------------------------------------------------------------
THE GAMCO GLOBAL OPPORTUNITY FUND
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                     $  1,000.00     $  1,023.30      2.03%       $   10.30
Class A                       $  1,000.00     $  1,024.10      2.03%       $   10.30
Class B                       $  1,000.00     $  1,020.00      2.78%       $   14.08
Class C                       $  1,000.00     $  1,018.10      2.78%       $   14.06

HYPOTHETICAL 5% RETURN
Class AAA                     $  1,000.00     $  1,014.89      2.03%       $   10.25
Class A                       $  1,000.00     $  1,014.89      2.03%       $   10.25
Class B                       $  1,000.00     $  1,011.13      2.78%       $   14.02
Class C                       $  1,000.00     $  1,011.13      2.78%       $   14.02

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GAMCO GLOBAL OPPORTUNITY FUND

Energy and Utilities ................................................    15.3%
Health Care .........................................................    12.0%
Consumer Products ...................................................    11.4%
Metals and Mining ...................................................     9.0%
Food and Beverage ...................................................     8.1%
Financial Services ..................................................     6.2%
Computer Software and Services ......................................     5.7%
Aerospace ...........................................................     3.9%
Diversified Industrial ..............................................     3.7%
Machinery ...........................................................     3.7%
U.S. Treasury Bills .................................................     3.2%
Hotels and Gaming ...................................................     3.1%
Aviation: Parts and Services ........................................     3.1%
Wireless Communications .............................................     2.4%
Telecommunications ..................................................     2.1%
Broadcasting ........................................................     2.1%
Building and Construction ...........................................     2.0%
Electronics .........................................................     1.0%
Other Assets and Liabilities (Net) ..................................     0.9%
Cable and Satellite .................................................     0.8%
Publishing ..........................................................     0.3%
                                                                        -----
                                                                        100.0%
                                                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST           VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 95.9%
             AEROSPACE -- 3.9%
     3,000   L-3 Communications
               Holdings Inc. ....................   $    127,720   $    317,820
     5,500   Lockheed Martin Corp. ..............        135,166        578,930
                                                    ------------   ------------
                                                         262,886        896,750
                                                    ------------   ------------
             AVIATION: PARTS AND SERVICES -- 3.1%
     5,000   Precision Castparts Corp. ..........         74,125        693,500
                                                    ------------   ------------
             BROADCASTING -- 2.1%
    20,000   Mediaset SpA .......................        195,380        201,479
     4,000   Modern Times Group
               MTG AB, Cl. B ....................        140,956        277,591
                                                    ------------   ------------
                                                         336,336        479,070
                                                    ------------   ------------
             BUILDING AND CONSTRUCTION -- 2.0%
     4,125   CRH plc, Dublin ....................         47,794        143,258
     9,000   CRH plc, London ....................        106,637        310,367
                                                    ------------   ------------
                                                         154,431        453,625
                                                    ------------   ------------
             CABLE AND SATELLITE -- 0.8%
     7,000   Cablevision Systems Corp.,
               Cl. A+ ...........................         67,535        171,500
                                                    ------------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.7%
     5,000   eBay Inc.+ .........................        175,275        165,950
       700   Google Inc., Cl. A+ ................        220,948        484,036
    10,500   Microsoft Corp. ....................        275,325        373,800
     5,000   Square Enix Co. Ltd. ...............        121,465        152,224
     5,000   Yahoo! Inc.+ .......................        169,373        116,300
                                                    ------------   ------------
                                                         962,386      1,292,310
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 11.4%
    10,000   Assa Abloy AB, Cl. B ...............        189,995        200,537
     4,000   Christian Dior SA ..................        227,736        525,668
    11,000   Compagnie Financiere
               Richemont SA, Cl. A ..............        231,884        751,530
     4,000   Fortune Brands Inc. ................        328,419        289,440
        25   Japan Tobacco Inc. .................        144,496        147,819
     4,000   Procter & Gamble Co. ...............        221,128        293,680
     7,000   UST Inc. ...........................        345,154        383,600
                                                    ------------   ------------
                                                       1,688,812      2,592,274
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 3.7%
     6,000   Bouygues SA ........................        216,198        498,559
     9,500   General Electric Co. ...............        320,183        352,165
                                                    ------------   ------------
                                                         536,381        850,724
                                                    ------------   ------------
             ELECTRONICS -- 1.0%
     1,000   Fanuc Ltd. .........................        101,607         96,948
       500   Keyence Corp. ......................        112,873        122,785
                                                    ------------   ------------
                                                         214,480        219,733
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST           VALUE
----------                                          ------------   ------------
             ENERGY AND UTILITIES -- 15.3%
   100,000   China Petroleum &
               Chemical Corp., Cl. H ............   $    103,694   $    148,245
     7,000   Connecticut Water
               Service Inc. .....................        158,291        164,990
     6,600   Imperial Oil Ltd. ..................        222,619        365,258
     9,000   Mueller Water Products Inc.,
               Cl. B ............................        137,238         89,730
     6,000   Petroleo Brasileiro SA, ADR ........         90,692        691,440
    10,000   Saipem SpA .........................        210,831        399,338
     7,200   Schlumberger Ltd. ..................        238,374        708,264
     3,000   Suncor Energy Inc. .................        101,766        326,190
    20,000   Tokai Carbon Co. Ltd. ..............         87,265        178,554
     2,798   Transocean Inc. ....................        164,041        400,534
                                                    ------------   ------------
                                                       1,514,811      3,472,543
                                                    ------------   ------------
             FINANCIAL SERVICES -- 6.2%
     4,500   American Express Co. ...............        260,351        234,090
     8,750   Julius Baer Holding Ltd. AG ........        313,419        717,983
    10,000   Kinnevik Investment AB,
               Cl. B ............................        230,284        225,056
     5,000   UBS AG .............................        210,579        230,000
                                                    ------------   ------------
                                                       1,014,633      1,407,129
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 8.1%
    19,000   Cadbury Schweppes plc ..............        187,570        232,311
     6,000   Cermaq ASA .........................         93,252         82,989
     5,000   General Mills Inc. .................        248,004        285,000
     5,000   Heineken Holding NV ................        233,715        283,768
     1,487   Lighthouse Caledonia ASA+ ..........          1,954          1,413
   175,000   Marine Harvest+ ....................        193,551        111,591
     5,000   PepsiCo Inc. .......................        261,500        379,500
     2,000   Pernod-Ricard SA ...................        407,530        461,564
                                                    ------------   ------------
                                                       1,627,076      1,838,136
                                                    ------------   ------------
             HEALTH CARE -- 12.0%
     6,000   Cochlear Ltd. ......................        246,988        392,260
     4,208   GlaxoSmithKline plc ................        126,084        106,869
     6,000   Novartis AG ........................        232,122        328,124
     3,500   Roche Holding AG ...................        305,337        605,030
     5,000   St. Jude Medical Inc.+ .............        192,663        203,200
     1,200   Straumann Holding AG ...............        254,333        329,417
     2,500   Synthes Inc. .......................        255,485        310,471
     3,200   Takeda Pharmaceutical
               Co. Ltd. .........................        200,978        186,947
     3,000   William Demant
               Holding A/S+ .....................        141,483        275,549
                                                    ------------   ------------
                                                       1,955,473      2,737,867
                                                    ------------   ------------

                See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST           VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             HOTELS AND GAMING -- 3.1%
    20,000   Crown Ltd.+ ........................   $    263,198   $    236,195
     8,392   InterContinental Hotels
               Group plc ........................        207,348        146,243
    15,000   Ladbrokes plc ......................        121,993         95,746
   100,000   Mandarin Oriental
               International Ltd. ...............        221,081        236,000
                                                    ------------   ------------
                                                         813,620        714,184
                                                    ------------   ------------
             MACHINERY -- 3.7%
     3,000   Bobst Group AG .....................        196,729        214,112
     4,500   CNH Global NV ......................        129,912        296,190
     4,000   Outotec Oyj ........................        213,475        216,878
     1,000   SMC Corp. ..........................        124,201        118,964
                                                    ------------   ------------
                                                         664,317        846,144
                                                    ------------   ------------
             METALS AND MINING -- 9.0%
    25,000   Alumina Ltd. .......................        139,364        138,398
    58,630   Antofagasta plc ....................         70,152        831,205
    43,000   Gold Fields Ltd., ADR ..............        186,535        610,600
    24,000   Harmony Gold Mining
               Co. Ltd., ADR+ ...................        130,306        247,440
       350   Patriot Coal Corp.+ ................         10,799         14,609
     3,500   Peabody Energy Corp. ...............        169,179        215,740
                                                    ------------   ------------
                                                         706,335      2,057,992
                                                    ------------   ------------
             PUBLISHING -- 0.3%
    20,000   Independent News &
               Media plc ........................         55,391         69,496
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 2.1%
    15,675   Sprint Nextel Corp. ................        255,701        205,813
     2,300   Telephone & Data
               Systems Inc. .....................         45,066        143,980
     2,300   Telephone & Data
               Systems Inc., Special ............         41,599        132,480
                                                    ------------   ------------
                                                         342,366        482,273
                                                    ------------   ------------
             WIRELESS COMMUNICATIONS -- 2.4%
    10,000   China Mobile Ltd. ..................        122,566        174,145
     4,500   United States Cellular Corp.+ ......        254,809        378,450
                                                    ------------   ------------
                                                         377,375        552,595
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................     13,368,769     21,827,845
                                                    ------------   ------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                COST           VALUE
----------                                          ------------   ------------
             CORPORATE BONDS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
$  200,000   Williams Communications
               Group Inc., Escrow,
               10.875%, 10/01/09+ (a) ...........   $          0   $          0
                                                    ------------   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 3.2%
   721,000   U.S. Treasury Bills,
               2.890% to 4.148%++,
               01/03/08 to 03/27/08 .............        718,531        718,326
                                                    ------------   ------------
             TOTAL
               INVESTMENTS -- 99.1% .............   $ 14,087,300     22,546,171
                                                    ============
             OTHER ASSETS AND LIABILITIES
               (NET) -- 0.9% ....................                       203,566
                                                                   ------------
             NET ASSETS -- 100.0% ...............                  $ 22,749,737
                                                                   ============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

                                                           % OF
                                                          MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE        VALUE
--------------------------                               -------   ------------
Europe ...............................................      39.4%  $  8,873,671
North America ........................................      38.5      8,684,739
Latin America ........................................       8.0      1,800,238
Asia/Pacific .........................................       5.9      1,325,243
Japan ................................................       4.4      1,004,240
South Africa .........................................       3.8        858,040
                                                         -------   ------------
                                                           100.0%  $ 22,546,171
                                                         =======   ============

                See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $14,087,300) ..................   $ 22,546,171
   Foreign currency, at value (cost $16,122) .................         16,611
   Receivable for investments sold ...........................        224,663
   Dividends receivable ......................................         30,152
   Receivable for Fund shares sold ...........................         10,074
   Prepaid expense ...........................................         15,445
                                                                 ------------
   TOTAL ASSETS ..............................................     22,843,116
                                                                 ------------
LIABILITIES:
   Payable to custodian ......................................          1,178
   Payable for Fund shares redeemed ..........................          1,030
   Payable for investment advisory fees ......................         22,046
   Payable for distribution fees .............................          4,851
   Payable for legal and audit fees ..........................         32,663
   Payable for shareholder communications expenses ...........         16,072
   Payable for custodian fees ................................          5,937
   Other accrued expenses ....................................          9,602
                                                                 ------------
   TOTAL LIABILITIES .........................................         93,379
                                                                 ------------
   NET ASSETS applicable to 1,104,757
     shares outstanding ......................................   $ 22,749,737
                                                                 ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ...........   $ 17,575,493
   Accumulated net realized loss on investments
     and foreign currency transactions .......................     (3,294,058)
   Net unrealized appreciation on investments ................      8,458,871
   Net unrealized appreciation on foreign currency
     translations ............................................          9,431
                                                                 ------------
   NET ASSETS ................................................   $ 22,749,737
                                                                 ============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
     per share ($22,506,877 / 1,092,923 shares
     outstanding; 75,000,000 shares
     authorized) .............................................   $      20.59
                                                                 ============
   CLASS A:
   Net Asset Value and redemption price per share
     ($233,139 / 11,352 shares outstanding;
     50,000,000 shares authorized) ...........................   $      20.54
                                                                 ============
   Maximum offering price per share (NAV / 0.9425,
     based on maximum sales charge of 5.75% of
     the offering price) .....................................   $      21.79
                                                                 ============
   CLASS B:
   Net Asset Value and offering price per share
     ($6,149 / 309.6 shares outstanding;
     25,000,000 shares authorized) ...........................   $      19.86(a)
                                                                 ============
   CLASS C:
   Net Asset Value and offering price per share
     ($3,572 / 172 shares outstanding;
     25,000,000 shares authorized) ...........................   $      20.77(a)
                                                                 ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $24,363) ...............   $    653,612
   Interest ..................................................         15,590
                                                                 ------------
   TOTAL INVESTMENT INCOME ...................................        669,202
                                                                 ------------
EXPENSES:
   Investment advisory fees ..................................        233,229
   Distribution fees - Class AAA .............................         57,723
   Distribution fees - Class A ...............................            550
   Distribution fees - Class B ...............................            104
   Distribution fees - Class C ...............................             34
   Shareholder communications expenses .......................         35,082
   Legal and audit fees ......................................         31,515
   Custodian fees ............................................         24,780
   Shareholder services fees .................................         17,059
   Expense reimbursement to Adviser (see Note 3) .............         15,233
   Registration expenses .....................................         11,991
   Interest expense ..........................................          6,632
   Directors' fees ...........................................          2,163
   Miscellaneous expenses ....................................         37,433
                                                                 ------------
   TOTAL EXPENSES ............................................        473,528
   Less: Custodian fee credits ...............................           (334)
                                                                 ------------
   NET EXPENSES ..............................................        473,194
                                                                 ------------
   NET INVESTMENT INCOME .....................................        196,008
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ..........................      2,707,413
   Net realized loss on foreign
     currency transactions ...................................         (8,972)
                                                                 ------------
   Net realized gain on investments
     and foreign currency transactions .......................      2,698,441
                                                                 ------------
   Net change in unrealized appreciation/
     depreciation on investments .............................        (92,509)
   Net change in unrealized appreciation/
     depreciation on foreign currency translations ...........          8,807
                                                                 ------------
   Net change in unrealized appreciation/
     depreciation on investments and
     foreign currency translations ...........................        (83,702)
                                                                 ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY .....................      2,614,739
                                                                 ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .........................................   $  2,810,747
                                                                 ============

----------
(a)   Redemption price varies based on the length of time held.

                See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Year Ended          Year Ended
                                                                     DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                     -----------------   -----------------
OPERATIONS:
   Net investment income (loss) ..................................    $     196,008       $    (101,772)
   Net realized gain on investments and foreign currency
     transactions ................................................        2,698,441           1,180,871
   Net change in unrealized appreciation/depreciation on
     investments and foreign currency translations ...............          (83,702)          1,986,484
                                                                      -------------       -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........        2,810,747           3,065,583
                                                                      -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ...................................................         (120,449)             (3,855)
     Class A .....................................................           (1,327)               (124)
                                                                      -------------       -------------
                                                                           (121,776)             (3,979)
                                                                      -------------       -------------
   Return of capital
     Class AAA ...................................................           (1,301)                 --
     Class A .....................................................              (14)                 --
                                                                      -------------       -------------
                                                                             (1,315)                 --
                                                                      -------------       -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................         (123,091)             (3,979)
                                                                      -------------       -------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ...................................................       (3,577,929)         (1,022,036)
     Class A .....................................................          (14,498)            (57,936)
     Class B .....................................................          (20,353)            (27,495)
     Class C .....................................................             (555)                 --
                                                                      -------------       -------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....       (3,613,335)         (1,107,467)
                                                                      -------------       -------------
   REDEMPTION FEES ...............................................               20                 499
                                                                      -------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS .........................         (925,659)          1,954,636
NET ASSETS:
   Beginning of period ...........................................       23,675,396          21,720,760
                                                                      -------------       -------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively) ....................................    $  22,749,737       $  23,675,396
                                                                      =============       =============

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Global Opportunity Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease undistributed net investment income by $7,657 and to decrease accumulated net realized loss on investments and foreign currency transactions by $8,972 with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                         YEAR ENDED         YEAR ENDED
                                     DECEMBER 31, 2007   DECEMBER 31, 2006
                                     -----------------   -----------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income ............        $121,776            $3,979
      Return of capital ..........           1,315                --
                                          --------            ------
      Total distributions paid ...        $123,091            $3,979
                                          ========            ======

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of December 31, 2007, the components of accumulated earnings/(losses) on tax basis were as follows:

      Net unrealized appreciation on investments and foreign
         currency transactions ................................   $  8,468,275
      Capital loss carryforwards ..............................     (3,294,031)
                                                                  ------------
      Total ...................................................   $  5,174,244
                                                                  ============
At December 31, 2007, The Fund had net capital loss carryforwards for federal income tax purposes of $3,294,031, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

During the fiscal year ended December 31, 2007, The GAMCO Global Opportunity Fund utilized net capital loss carryforwards of $2,707,412.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                                              GROSS         GROSS
                                                           UNREALIZED     UNREALIZED    NET UNREALIZED
                                               COST       APPRECIATION   DEPRECIATION    APPRECIATION
                                           ------------   ------------   ------------   --------------
Investments ............................   $ 14,087,327    $ 8,940,564    $ (481,720)     $ 8,458,844

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective January 1, 2007, the Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. As of December 31, 2007, there were no additional waived fees for the Adviser to recoup. For the fiscal year ended December 31, 2007, the Fund repaid the Adviser $15,233.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $4,552,458 and $8,668,892, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $1,872 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $576 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007 was $98,129 with a related weighted average interest rate of 5.87%. The maximum amount borrowed at any time during this period was $1,914,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares, that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $20 and $499, respectively.

The  redemption fee does not apply to redemptions of shares where (i) the shares
were   purchased   through   automatic   reinvestment   of  dividends  or  other
distributions, (ii) the redemption was initiated by the Fund, (iii) the

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                             YEAR ENDED                YEAR ENDED
                                                         DECEMBER 31, 2007          DECEMBER 31, 2006
                                                      -----------------------    -----------------------
                                                       SHARES       AMOUNT        SHARES       AMOUNT
                                                      --------    -----------    --------    -----------
                                                             CLASS AAA                  CLASS AAA
                                                      -----------------------    -----------------------
Shares sold .......................................    296,123    $ 5,950,384     283,265    $ 4,840,122
Shares issued upon reinvestment of distributions ..      5,545        114,326         206          3,759
Shares redeemed ...................................   (494,227)    (9,642,639)   (344,742)    (5,865,917)
                                                      --------    -----------    --------    -----------
   Net decrease ...................................   (192,559)   $(3,577,929)    (61,271)   $(1,022,036)
                                                      ========    ===========    ========    ===========
                                                              CLASS A                    CLASS A
                                                      -----------------------    -----------------------
Shares sold .......................................      3,972    $    79,644       3,963    $    67,574
Shares issued upon reinvestment of distributions ..         64          1,315           5             97
Shares redeemed ...................................     (4,786)       (95,457)     (7,241)      (125,607)
                                                      --------    -----------    --------    -----------
   Net decrease ...................................       (750)   $   (14,498)     (3,273)   $   (57,936)
                                                      ========    ===========    ========    ===========
                                                              CLASS B                    CLASS B
                                                      -----------------------    -----------------------
Shares redeemed ...................................     (1,112)   $   (20,353)     (1,701)   $   (27,495)
                                                      --------    -----------    --------    -----------
   Net decrease ...................................     (1,112)   $   (20,353)     (1,701)   $   (27,495)
                                                      ========    ===========    ========    ===========
                                                              CLASS C                    CLASS C
                                                      -----------------------    -----------------------
Shares sold .......................................        162    $     3,500          --    $        --
Shares redeemed ...................................       (211)        (4,055)         --             --
                                                      --------    -----------    --------    -----------
   Net decrease ...................................        (49)   $      (555)         --    $        --
                                                      ========    ===========    ========    ===========

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                            ---------------------------------                  -------------
                                           Net
              Net Asset      Net       Realized and      Total
  Period        Value,    Investment    Unrealized       from          Net
  Ended       Beginning     Income        Gain on     Investment   Investment   Return of       Total
December 31   of Period   (Loss)(a)     Investments   Operations     Income      Capital    Distributions
----------    ---------   ----------   ------------   ----------   ----------   ---------   -------------
CLASS AAA
   2007        $ 18.22    $  0.17         $ 2.31        $ 2.48     $ (0.11)     $ (0.00)(e)   $ (0.11)
   2006          15.91      (0.08)          2.39          2.31       (0.00)(e)       --         (0.00)(e)
   2005          13.84       0.01           2.08          2.09       (0.02)          --         (0.02)
   2004          12.18       0.03           1.68          1.71       (0.05)          --         (0.05)
   2003           8.87       0.00(e)        3.29          3.29       (0.01)          --         (0.01)

 CLASS A
   2007        $ 18.17    $  0.18         $ 2.31        $ 2.49     $ (0.12)     $ (0.00)(e)   $ (0.12)
   2006          15.87      (0.08)          2.39          2.31       (0.01)          --         (0.01)
   2005          13.81       0.01           2.09          2.10       (0.04)          --         (0.04)
   2004          12.16       0.03           1.67          1.70       (0.05)          --         (0.05)
   2003           8.86       0.00(e)        3.28          3.28       (0.01)          --         (0.01)

 CLASS B
   2007        $ 17.61    $ (0.08)        $ 2.33        $ 2.25          --           --            --
   2006          15.49      (0.19)          2.31          2.12          --           --            --
   2005          13.56      (0.08)          2.01          1.93          --           --            --
   2004          12.00      (0.07)          1.66          1.59     $ (0.03)          --       $ (0.03)
   2003           8.80      (0.07)          3.24          3.17          --           --            --

 CLASS C
   2007        $ 18.45    $  0.03         $ 2.29        $ 2.32          --           --            --
   2006          16.22      (0.21)          2.44          2.23          --           --            --
   2005          14.17      (0.10)          2.15          2.05          --           --            --
   2004          12.39       0.07           1.71          1.78          --           --            --
   2003           9.00      (0.07)          3.43          3.36          --           --            --

                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             ----------------------------------------------
                           Net Asset             Net Assets      Net          Operating         Operating
  Period                    Value,                End of      Investment       Expenses        Expenses Net   Portfolio
  Ended       Redemption    End of      Total      Period       Income          Before        of Reimburse-   Turnover
December 31     Fees(a)     Period     Return+   (in 000's)     (Loss)     Reimbursement(b)     ment(c)(d)      Rate
-----------   ----------   ---------   -------   ----------   ----------   ----------------   -------------   ---------
CLASS AAA
   2007        $ 0.00(e)    $ 20.59     13.6%     $ 22,507       0.84%           2.03%           2.03%(f)        20%
   2006          0.00(e)      18.22     14.5        23,426      (0.44)           2.02            2.02(f)         15
   2005          0.00(e)      15.91     15.1        21,425       0.10            2.04            1.85(f)         26
   2004          0.00(e)      13.84     14.0        21,033       0.25            2.00            1.50            35
   2003          0.03         12.18     37.4        19,305       0.04            1.83            1.52            13

 CLASS A
   2007        $ 0.00(e)    $ 20.54     13.7%     $    233       0.91%           2.03%           2.03%(f)        20%
   2006          0.00(e)      18.17     14.5           220      (0.45)           2.02            2.02(f)         15
   2005          0.00(e)      15.87     15.2           244       0.05            2.06            1.87(f)         26
   2004          0.00(e)      13.81     14.0           106       0.26            2.00            1.50            35
   2003          0.03         12.16     37.4            67       0.04            1.83            1.52            13

 CLASS B
   2007        $ 0.00(e)    $ 19.86     12.8%     $      6      (0.45)%          2.78%           2.78%(f)        20%
   2006          0.00(e)      17.61     13.7            25      (1.14)           2.77            2.77(f)         15
   2005          0.00(e)      15.49     14.2            48      (0.60)           2.79            2.58(f)         26
   2004          0.00(e)      13.56     13.2            52      (0.53)           2.75            2.25            35
   2003          0.03         12.00     36.4            12      (0.71)           2.58            2.27            13

 CLASS C
   2007        $ 0.00(e)    $ 20.77     12.6%     $      4       0.14%           2.78%           2.78%(f)        20%
   2006          0.00(e)      18.45     13.8             4      (1.20)           2.77            2.77(f)         15
   2005          0.00(e)      16.22     14.5             4      (0.66)           2.79            2.68(f)         26
   2004          0.00(e)      14.17     14.4           0.1       0.58            2.75            2.25            35
   2003          0.03         12.39     37.7           0.1      (0.71)           2.58            2.27            13

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)   Per share data is calculated using the average shares outstanding method.

(b) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the fiscal years ended December 31, 2007 and 2006, had such payment not been made, the expense ratio would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C),
      respectively.

(c) The Fund incurred interest expense during the fiscal years ended December 31, 2004, and 2003. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25%, and 2.25% for Class AAA, Class A, Class B, and Class C, respectively for each year.

(d) The Fund incurred interest expense during the fiscal years ended December 31, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 1.84% (Class AAA), 2.00%, 2.00%, and 1.86% (Class A), 2.75%,
      2.75%, and 2.57% (Class B), and 2.75%, 2.75% and 2.68% (Class C),
      respectively.

(e)   Amount represents less than $0.005 per share.

(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal years ended December 31, 2006 and 2007, the effect of the custodian fee credits was minimal.

                See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Opportunity Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 21, 2008

                        THE GAMCO GLOBAL OPPORTUNITY FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of global multi-cap core funds, noting the Fund's top quintile performance for the one, three, and five year periods, and against a peer group of global multi-cap core and growth funds, noting its second quintile performance for the one, three, and five year periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with a pro rata administrative charge and with a stand-alone administrative charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of global multi-cap growth funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios after waivers were moderately higher than and the Fund's size was significantly lower than average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli Complex. The Independent Board Members were presented with, but did not attach significance to, information comparing the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF         NUMBER OF
    NAME, POSITION(S)        OFFICE AND      FUNDS IN FUND
       ADDRESS(1)             LENGTH OF    COMPLEX OVERSEEN            PRINCIPAL OCCUPATION(s)               OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)     BY DIRECTOR              DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
-------------------------  --------------  ----------------  ------------------------------------------  ---------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI             Since 1993           26         Chairman and Chief Executive Officer of     Director of Morgan Group
Director and                                                 GAMCO Investors, Inc. and Chief Investment  Holdings, Inc. (holding
Chief Investment Officer                                     Officer - Value Portfolios of Gabelli       company); Chairman of the
Age: 65                                                      Funds, LLC and GAMCO Asset Management       Board of LICT Corp.
                                                             Inc.; Director/Trustee or Chief Investment  (multimedia and
                                                             Officer of other registered investment      communication services
                                                             companies in the Gabelli/GAMCO Funds        company)
                                                             complex; Chairman and Chief Executive
                                                             Officer of GGCP, Inc.

JOHN D. GABELLI              Since 1993           10         Senior Vice President of Gabelli &          Director of GAMCO
Director                                                     Company, Inc.                               Investors, Inc.
Age: 63

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI               Since 2001            7         Chief Executive Officer of Cerutti          Director of The LGL Group,
Director                                                     Consultants, Inc.                           Inc. (diversified
Age: 68                                                                                                  manufacturing)

ANTHONY J. COLAVITA          Since 1993           35         Partner in the law firm of Anthony                    --
Director                                                     J. Colavita, P.C.
Age: 72

ARTHUR V. FERRARA            Since 2001            7         Former Chairman of the Board and Chief                --
Director                                                     Executive Officer of The Guardian Life
Age: 77                                                      Insurance Company of America (1993-1995)

WERNER J. ROEDER, MD         Since 1993           23         Medical Director of Lawrence Hospital and             --
Director                                                     practicing private physician
Age: 67

ANTHONIE C. VAN EKRIS        Since 1993           19         Chairman of BALMAC International, Inc.                --
Director                                                     (commodities and futures trading)
Age: 73

SALVATORE J. ZIZZA           Since 2004           26         Chairman of Zizza & Co., Ltd. (consulting)  Director of Hollis-Eden
Director                                                                                                 Pharmaceuticals
Age: 62                                                                                                  (biotechnology); Director
                                                                                                         of Earl Scheib, Inc.
                                                                                                         (automotive services)

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                              TERM OF
    NAME, POSITION(S)       OFFICE AND
       ADDRESS(1)            LENGTH OF                                   PRINCIPAL OCCUPATION(s)
         AND AGE           TIME SERVED(2)                                 DURING PAST FIVE YEARS
------------------------   --------------    --------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 2003      Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                    since 1988 and an officer of most of the registered investment companies in the
Age: 56                                      Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers, Inc.
                                             since 1998

JAMES E. MCKEE               Since 1995      Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since
Secretary                                    1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the
Age: 44                                      registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                Since 2006      Vice President of Gabelli Funds, LLC since 2007; Officer of all of the
Treasurer                                    registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice
Age: 49                                      President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer
                                             of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC
                                             Distribution Partners from 2002 through 2004; Controller of Reserve Management
                                             Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN           Since 2004      Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                     Compliance Officer of all of the registered investment companies in the
Age: 54                                      Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders, an ordinary income dividend (comprised of net investment income) totaling $0.112 and $0.117 per share for Class AAA and Class A, respectively. For the year ended December 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 3.59%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Opportunity Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                        GAMCO Global Series Funds, Inc.
                       THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                        John D. Gabelli
CHAIRMAN AND CHIEF                           SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                            GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.
                                             Werner J. Roeder, MD
E. Val Cerutti                               MEDICAL DIRECTOR
CHIEF EXECUTIVE OFFICER                      LAWRENCE HOSPITAL
CERUTTI CONSULTANTS, INC.
                                             Anthonie C. van Ekris
Anthony J. Colavita                          CHAIRMAN
ATTORNEY-AT-LAW                              BALMAC INTERNATIONAL, INC.
ANTHONY J. COLAVITA, P.C.
                                             Salvatore J. Zizza
Arthur V. Ferrara                            CHAIRMAN
FORMER CHAIRMAN AND                          ZIZZA & CO., LTD.
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                              James E. McKee
PRESIDENT                                    SECRETARY

Agnes Mullady                                Peter D. Goldstein
TREASURER                                    CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q407SR

                                                                           GAMCO

                                             THE
                                             GAMCO
                                             GLOBAL
                                             OPPORTUNITY
                                             FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Global Telecommunications Fund (Class AAA) gained 18.30% in 2007, underperforming the MSCI AC World Telecommunication Services Index that returned 28.23% for the year.

      The strength of the global telecommunications sector in 2007 relative to broader markets came, at least in part, from sector rotation. Weakness in credit markets and the shares of financial services companies, coupled with growing concerns about consumer and cyclical names, acted to shift investments towards telecoms. The defensive qualities of large, diversified telecom operators and the continued strong growth of wireless services in developing markets provided a solid rationale for sector gains.

      In analyzing the performance of the GAMCO Global Telecommunications Fund, the dominance of non-U.S. holdings among the top contributors to performance is noteworthy. Eight of the ten largest contributions came from non-U.S. entities. The largest single contributor was Vimpel-Communications (3.7% of net assets as of December 31, 2007), the wireless operator in Russia and the CIS (Commonwealth of Independent States) that gained 163.5% for the year as the company continued to benefit from the growth in the domestic economy and consumer spending. The top performing names also included Rogers Communications (3.7%) of Canada, with a 51.9% gain; America Movil (4.0%) with cellular operations in Mexico and South America up 35.8%; and China Mobile (2.1%), now the largest wireless operator in the world by subscribers, which doubled its share price during 2007. In Europe, Telefonica (3.2%) with a gain of +53.1% led its peers, as the company outlined an ambitious future growth program and accelerated shareholder returns in the fourth quarter.

      Fund performance was adversely impacted in 2007 by U.S. cable stocks, with each of Cablevision (-14.0%) (1.1% of net assets as of December 31, 2007),
Charter  Communications  (-61.8%)  (0.2%),  and Comcast  Corp.  (-35.1%)  (1.2%)
appearing among the bottom contributors as sentiment for the group turned decidedly negative. The other name worth mentioning is Sprint Nextel Corp. (1.9%), which continues to struggle in the marketplace, resulting in a further price decline of 30.5% in 2007.

      While at a slower pace in the second half of the year owing to unsettled financial markets, 2007 continued to witness considerable corporate activity in the sector and moves towards further industry consolidation. Major transactions included BCE Inc. of Canada and a set of U.S. cellular consolidation transactions such as Alltel Corp., Rural Cellular Corp. (0.6%), and Dobson Communications.

                                                    Sincerely yours,

                                                    /s/ Bruce N. Alpert

                                                    Bruce N. Alpert
                                                    President
February 22, 2008

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

Diversified Telecommunications Services .............................     42.8%
Wireless Telecommunications Services ................................     32.6%
Other ...............................................................     18.5%
U.S. Government Obligations .........................................      6.0%
Other Assets and Liabilities (Net) ..................................      0.1%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
       GAMCO GLOBAL TELECOMMUNICATIONS FUND CLASS AAA SHARES, THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX, AND THE MSCI AC WORLD FREE INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            GAMCO Global Telecommunications Fund   MSCI AC World Telecommunication Services Index   MSCI AC World Free Index
                      Class AAA Shares
 11/1/1993                 $ 10,000                                                                         $ 10,000
12/31/1993                 $ 10,300                                                                         $  9,993
12/31/1994                 $  9,921                                                                         $ 10,496
12/31/1995                 $ 11,524                                                                         $ 12,538
12/31/1996                 $ 12,560                                                                         $ 14,193
12/31/1997                 $ 16,563                                                                         $ 16,321
12/31/1998                 $ 22,319                                                                         $ 19,907
12/31/1999                 $ 40,234                                                                         $ 25,246
12/31/2000                 $ 30,546                                                                         $ 21,727
12/31/2001                 $ 24,214                                    $ 24,214                             $ 18,270
12/31/2002                 $ 17,051                                    $ 17,683                             $ 14,803
12/31/2003                 $ 24,337                                    $ 22,504                             $ 19,929
12/31/2004                 $ 30,025                                    $ 26,832                             $ 23,067
12/31/2005                 $ 30,878                                    $ 25,488                             $ 25,690
12/31/2006                 $ 39,804                                    $ 34,245                             $ 31,221
12/31/2007                 $ 47,008                                    $ 43,913                             $ 35,024

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                                              Since
                                                                                                            Inception
                                                     Quarter     1 Year     3 Year     5 Year    10 Year    (11/1/93)
                                                    ---------   --------   --------   --------   --------   ---------
GAMCO GLOBAL TELECOMMUNICATIONS FUND
   CLASS AAA .....................................  (1.00)%     18.30%     16.18%     22.53%     11.01%      11.56%
MSCI AC World Telecommunication Services Index ...   3.40       28.23      17.86      20.10        N/A*        N/A*
MSCI AC World Free Index .........................  (1.70)      12.18      14.94      18.80       7.94        9.25
Class A ..........................................  (1.01)      18.36      16.21      22.53      11.03       11.57
                                                    (6.70)(b)   11.56(b)   13.94(b)   21.09(b)   10.37(b)    11.11(b)
Class B ..........................................  (1.21)      17.37      15.30      21.60      10.40       11.12
                                                    (6.15)(c)   12.37(c)   14.54(c)   21.41(c)   10.40       11.12
Class C ..........................................  (1.23)      17.33      15.28      21.59      10.39       11.12
                                                    (2.22)(d)   16.33(d)   15.28      21.59      10.39       11.12

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.56%, 1.56%, 2.31%, AND 2.31%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET
      PERFORMANCE DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* INFORMATION FOR THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX IS NOT AVAILABLE WITH DIVIDENDS PRIOR TO AUGUST 2001.

--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                              Beginning         Ending      Annualized     Expenses
                            Account Value   Account Value     Expense    Paid During
                               07/01/07        12/31/07       Ratio        Period*
------------------------------------------------------------------------------------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                     $ 1,000.00     $  1,037.10       1.51%       $   7.71
Class A                       $ 1,000.00     $  1,037.10       1.51%       $   7.71
Class B                       $ 1,000.00     $  1,033.20       2.26%       $  11.52
Class C                       $ 1,000.00     $  1,033.30       2.26%       $  11.52

HYPOTHETICAL 5% RETURN
Class AAA                     $ 1,000.00     $  1,017.50       1.51%       $   7.64
Class A                       $ 1,000.00     $  1,017.50       1.51%       $   7.64
Class B                       $ 1,000.00     $  1,013.74       2.26%       $  11.41
Class C                       $ 1,000.00     $  1,013.74       2.26%       $  11.41

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                COMMON STOCKS -- 93.3%
                DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 42.8%
                ASIA/PACIFIC -- 4.4%
      24,900    Asia Satellite
                   Telecommunications
                   Holdings Ltd., ADR .............   $        529,770   $    463,140
     170,000    First Pacific Co. Ltd. ............             92,079        131,903
      20,000    First Pacific Co. Ltd., ADR .......             30,144         74,000
           1    Hanarotelecom Inc., ADR+ ..........              5,250             11
      10,000    KT Corp., ADR .....................            183,666        258,000
      20,000    Orascom Telecom
                   Holding SAE, GDR ...............          1,277,888      1,656,198
       2,000    Pakistan Telecommunications
                   Co. Ltd., GDR (a) ..............            155,765        136,471
     100,000    PCCW Ltd. .........................             81,405         59,379
      71,000    Philippine Long Distance
                   Telephone Co., ADR .............          1,353,915      5,376,120
      18,360    PT Telekomunikasi Indonesia,
                   ADR ............................            165,504        771,304
     874,000    Singapore
                   Telecommunications Ltd. ........            701,513      2,428,705
      35,555    Telecom Corp. of
                   New Zealand Ltd., ADR ..........            433,477        590,569
     375,000    Telekom Malaysia Berhad ...........          1,622,971      1,270,033
      13,000    Telkom SA Ltd. ....................            323,646        262,497
       2,400    Telstra Corp. Ltd., ADR ...........             47,304         49,416
       8,075    Thai Telephone & Telecom,
                   GDR+ (a)(b) ....................            100,542            646
   1,000,000    True Corp. Public Co. Ltd.+ .......            687,194        163,277
                                                      ----------------   ------------
                                                             7,792,033     13,691,669
                                                      ----------------   ------------
                EUROPE -- 21.2%
      39,000    BT Group plc, ADR .................          1,474,439      2,102,880
     300,000    Cable & Wireless plc ..............            544,359      1,110,757
       8,960    Colt Telecom Group SA+ ............             39,631         29,608
     470,000    Deutsche Telekom AG, ADR ..........          6,480,815     10,184,900
     169,000    Elisa Oyj .........................          2,013,236      5,188,824
      38,000    France Telecom SA, ADR ............          1,021,948      1,353,940
      19,000    Golden Telecom Inc.+ ..............            282,095      1,918,050
       5,507    Hellenic Telecommunications
                   Organization SA ................             86,065        202,898
      36,000    Hellenic Telecommunications
                   Organization SA, ADR ...........            218,769        664,920
      20,000    Hungarian Telephone &
                   Cable Corp.+ ...................            179,947        353,800
         500    Magyar Telekom
                   Telecommunications plc,
                   ADR ............................              9,650         13,465
      70,000    Maroc Telecom .....................          1,153,651      1,356,054
      70,000    Neuf Cegetel ......................          2,160,309      3,541,091
     100,000    Portugal Telecom SGPS SA ..........          1,363,628      1,305,613
      68,000    Portugal Telecom SGPS SA,
                   ADR ............................            277,645        885,360

  SHARES/                                                                   MARKET
   UNITS                                                    COST             VALUE
------------                                          ----------------   ------------
      11,000    Rostelecom, ADR ...................   $        138,618   $    765,050
      57,000    Royal KPN NV, ADR .................            472,195      1,034,550
      19,000    Sistema JSFC, GDR .................            550,007        793,250
      74,000    Sistema JSFC, GDR (a) .............          1,258,000      3,089,500
      96,000    Swisscom AG, ADR ..................          2,483,053      3,715,200
   2,120,000    Telecom Italia SpA ................          4,155,401      6,586,546
      27,000    Telecom Italia SpA, ADR ...........            621,934        832,680
     100,000    Telefonica SA, ADR ................          2,634,654      9,759,000
       6,361    Telefonica SA, BDR ................            108,406        203,695
     101,000    Telekom Austria AG ................          1,753,734      2,810,109
      15,000    Telenor ASA+ ......................            278,729        358,435
     650,000    TeliaSonera AB ....................          2,791,663      6,084,447
                                                      ----------------   ------------
                                                            34,552,581     66,244,622
                                                      ----------------   ------------
                JAPAN -- 0.5%
         237    Nippon Telegraph &
                   Telephone Corp. ................          1,207,105      1,185,902
      22,000    Nippon Telegraph &
                   Telephone Corp., ADR ...........            622,716        542,520
                                                      ----------------   ------------
                                                             1,829,821      1,728,422
                                                      ----------------   ------------
                LATIN AMERICA -- 3.9%
      33,250    Atlantic Tele-Network Inc. ........            112,178      1,123,185
      12,000    Brasil Telecom Participacoes
                   SA, ADR ........................            595,898        894,960
          44    Brasil Telecom SA, Preference .....                474            451
  17,415,054    Cable & Wireless Jamaica Ltd.+ ....            406,745        164,166
     148,000    Compania de
                   Telecomunicaciones de
                   Chile SA, ADR ..................          2,049,285      1,104,080
       1,000    Maxcom Telecomunicaciones
                   SAB de CV, ADR+ ................             17,587         12,710
      25,693    Tele Norte Leste Participacoes
                   SA, ADR ........................            357,297        495,361
     200,000    Telecom Argentina SA, ADR+ ........            677,225      4,450,000
      55,000    Telefonica de Argentina SA,
                   ADR+ ...........................            348,883        741,950
      87,000    Telefonos de Mexico SAB de
                   CV, Cl. L, ADR .................            643,919      3,205,080
       3,355    Telemar Norte Leste SA,
                   Preference, Cl. A ..............            148,531        129,111
                                                      ----------------   ------------
                                                             5,358,022     12,321,054
                                                      ----------------   ------------
                NORTH AMERICA -- 12.8%
     165,000    AT&T Inc. .........................          4,777,613      6,857,400
      47,836    Bell Aliant Regional
                   Communications
                   Income Fund ....................            882,832      1,426,428
      39,371    Bell Aliant Regional
                   Communications
                   Income Fund (a)(b)(c) ..........            726,607      1,158,689
      23,000    CenturyTel Inc. ...................            846,499        953,580
     750,000    Cincinnati Bell Inc.+ .............          4,427,150      3,562,500
      40,000    Citizens Communications Co. .......            578,825        509,200

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                COMMON STOCKS (CONTINUED)
                DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
                NORTH AMERICA (CONTINUED)
      10,000    Covad Communications
                   Group Inc.+ ....................   $         15,401   $      8,600
      90,060    D&E Communications Inc. ...........          1,210,418      1,301,367
      10,000    E.Spire Communications Inc.+ ......             50,000              6
       3,230    EarthLink Inc.+ ...................             45,250         22,836
      20,000    Embarq Corp. ......................            492,315        990,600
      70,000    FairPoint
                   Communications, Inc. ...........          1,399,072        911,400
      80,000    General Communication Inc.,
                   Cl. A+ .........................            376,995        700,000
         800    Lexcom Inc., Cl. B,
                   Non-Voting+ ....................             39,716         45,300
      10,000    Manitoba Telecom
                   Services Inc. ..................            371,015        465,778
      22,422    McLeodUSA Inc., Cl. A+ ............             78,431            110
     130,000    McLeodUSA Inc., Cl. A,
                   Escrow+ (c) ....................                  0              0
      21,000    New Ulm Telecom Inc. ..............            269,129        251,580
      93,500    North Pittsburgh
                   Systems Inc. ...................          2,239,377      2,121,515
      20,000    NorthPoint Communications
                   Group Inc.+ ....................             11,250             22
     160,000    Price Communications Corp.,
                   Escrow+ (c) ....................                  0              0
     310,000    Qwest Communications
                   International Inc.+ ............          1,264,388      2,173,100
      33,000    Shenandoah
                   Telecommunications Co. .........            138,825        791,340
      45,000    TELUS Corp. .......................            873,965      2,254,217
      33,057    TELUS Corp., Non-Voting ...........            827,048      1,608,052
      16,943    TELUS Corp., Non-Voting, ADR ......            813,432        817,669
     120,000    Time Warner Telecom Inc.,
                   Cl. A+ .........................          2,273,301      2,434,800
     183,520    Verizon Communications Inc. .......          6,488,264      8,017,989
      40,000    Windstream Corp. ..................            274,920        520,800
                                                      ----------------   ------------
                                                            31,792,038     39,904,878
                                                      ----------------   ------------
                TOTAL DIVERSIFIED
                   TELECOMMUNICATIONS
                   SERVICES .......................         81,324,495    133,890,645
                                                      ----------------   ------------
                WIRELESS TELECOMMUNICATIONS SERVICES -- 32.0%
                ASIA/PACIFIC -- 3.7%
      77,000    China Mobile Ltd., ADR ............          1,054,768      6,688,990
      73,000    China Unicom Ltd., ADR ............            587,280      1,635,200
         666    Hutchison Telecommunications
                   International Ltd. .............                519          1,001
       8,000    PT Indosat Tbk, ADR ...............             78,652        373,120
     100,000    SK Telecom Co. Ltd., ADR ..........          1,346,082      2,984,000
                                                      ----------------   ------------
                                                             3,067,301     11,682,311
                                                      ----------------   ------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                EUROPE -- 8.8%
      55,000    Bouygues SA .......................   $      1,546,045   $  4,583,534
      24,000    Millicom International
                   Cellular SA+ ...................          1,836,800      2,830,560
         800    Mobile TeleSystems OJSC, ADR ......             29,612         81,432
      50,000    Turkcell Iletisim Hizmet A/S,
                   ADR ............................          1,137,702      1,378,500
     275,000    Vimpel-Communications, ADR ........            597,856     11,440,000
     110,000    Vivendi ...........................          2,511,736      5,046,713
      56,000    Vodafone Group plc, ADR ...........          1,482,655      2,089,920
                                                      ----------------   ------------
                                                             9,142,406     27,450,659
                                                      ----------------   ------------
                JAPAN -- 2.8%
         600    KDDI Corp. ........................          3,016,473      4,468,514
       2,600    NTT DoCoMo Inc. ...................          6,138,096      4,328,872
                                                      ----------------   ------------
                                                             9,154,569      8,797,386
                                                      ----------------   ------------
                LATIN AMERICA -- 4.3%
     203,000    America Movil SAB de CV,
                   Cl. L, ADR .....................          1,091,367     12,462,170
      17,500    Grupo Iusacell SA de CV+ ..........             29,040        232,461
         460    Tele Norte Celular
                   Participacoes SA, ADR+ .........              7,079          6,670
       1,150    Telemig Celular
                   Participacoes SA, ADR ..........             30,497         64,572
      14,900    Tim Participacoes SA, ADR .........            438,054        520,755
       3,020    Vivo Participacoes SA+ ............              6,747         22,989
      23,976    Vivo Participacoes SA, ADR ........            316,130        131,149
      13,024    Vivo Participacoes SA,
                   Preference .....................            159,589         68,852
                                                      ----------------   ------------
                                                             2,078,503     13,509,618
                                                      ----------------   ------------
                NORTH AMERICA -- 12.4%
      40,000    Centennial
                   Communications Corp.+ ..........            233,877        371,600
      45,000    Clearwire Corp., Cl. A+ ...........            980,290        616,950
       2,000    Leap Wireless
                   International Inc.+ ............             73,090         93,280
      11,000    MetroPCS
                   Communications Inc.+ ...........            264,614        213,950
      58,000    Nextwave Wireless Inc.+ ...........            644,177        312,040
     255,000    Rogers Communications Inc.,
                   Cl. B ..........................          1,183,119     11,538,750
      42,000    Rural Cellular Corp., Cl. A+ ......            410,550      1,851,780
     440,000    Sprint Nextel Corp. ...............          5,808,752      5,777,200
      10,000    SunCom Wireless
                   Holdings Inc., Cl. A+ ..........            257,690        266,800
      65,000    Telephone & Data
                   Systems Inc. ...................          1,415,754      4,069,000
      60,000    Telephone & Data
                   Systems Inc., Special ..........          1,278,136      3,456,000
     119,000    United States Cellular Corp.+ .....          5,686,803     10,007,900
       5,000    Virgin Mobile USA Inc., Cl. A+ ....             75,000         44,450
                                                      ----------------   ------------
                                                            18,311,852     38,619,700
                                                      ----------------   ------------
                TOTAL WIRELESS
                   TELECOMMUNICATIONS
                   SERVICES .......................         41,754,631    100,059,674
                                                      ----------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                COMMON STOCKS (CONTINUED)
                OTHER -- 18.5%
                ASIA/PACIFIC -- 0.3%
      38,000    ABC Communications
                   Holdings Ltd. ..................   $         19,234   $      2,729
      19,065    Austar United
                   Communications Ltd.+ ...........             34,838         26,533
     100,000    Champion Technology
                   Holdings Ltd. ..................             87,982         20,648
      10,000    China Education Ltd.+ .............              9,532          2,634
      70,000    CP Pokphand Co. Ltd., ADR+ ........             58,725         80,500
      26,000    Himachal Futuristic
                   Communications Ltd.,
                   GDR+ (a)(c) ....................            141,200        122,318
      50,000    Hutchison Whampoa Ltd. ............            487,170        567,176
     300,000    Time Engineering Berhad+ ..........            316,448         51,709
                                                      ----------------   ------------
                                                             1,155,129        874,247
                                                      ----------------   ------------
                EUROPE -- 1.8%
      20,000    Alcatel-Lucent, ADR ...............            272,622        146,400
       1,500    British Sky Broadcasting
                   Group plc, ADR .................             36,400         73,380
       3,600    Carlisle Group Ltd.+ ..............              5,269          9,065
       6,744    Cockleshell Ltd.+ .................                  0          8,592
       3,000    E.ON AG ...........................            126,255        638,581
      59,500    G4S plc ...........................                  0        289,884
      98,000    GN Store Nord A/S+ ................            533,809        770,541
       3,200    L. M. Ericsson Telephone Co.,
                   Cl. B, ADR .....................             40,907         74,720
      28,000    Nokia Corp., ADR ..................             67,091      1,074,920
      14,085    PT Multimedia Servicos de
                   Telecomunicacoes e
                   Multimedia SGPS SA .............            138,456        196,663
       9,578    PT Multimedia Servicos de
                   Telecomunicacoes e
                   Multimedia SGPS SA, ADR ........            137,444        129,303
      15,428    Seat Pagine Gialle SpA ............             30,784          6,102
         900    Shellshock Ltd.+ ..................                521          1,138
         750    Siemens AG, ADR ...................             23,625        118,020
       5,852    Telecom Italia Media SpA+ .........              4,669          2,032
      25,000    Telegraaf Media Groep NV ..........            541,844        913,783
       7,000    ThyssenKrupp AG ...................            128,725        392,488
      15,000    TNT NV, ADR .......................            198,277        615,000
       1,000    Via Net.Works Inc.+ ...............              2,625             19
                                                      ----------------   ------------
                                                             2,289,323      5,460,631
                                                      ----------------   ------------
                JAPAN -- 0.2%
      75,000    The Furukawa Electric Co. Ltd. ....            381,079        291,367
      22,000    Tokyo Broadcasting
                   System Inc. ....................            717,793        472,631
                                                      ----------------   ------------
                                                             1,098,872        763,998
                                                      ----------------   ------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                LATIN AMERICA -- 0.2%
       9,000    BB Holdings Ltd.+ .................   $         36,940   $     42,975
       1,400    Claxson Interactive Group Inc.+ ...              2,240         15,960
      25,693    Contax Participacoes SA, ADR ......             11,051         33,401
      20,200    Grupo Televisa SA, ADR ............            500,748        480,154
                                                      ----------------   ------------
                                                               550,979        572,490
                                                      ----------------   ------------
                NORTH AMERICA -- 16.0%
      80,000    Adelphia Communications
                   Corp., Cl. A+ (c) ..............             74,756              0
      80,000    Adelphia Communications
                   Corp., Cl. A, Escrow+ (c) ......                  0              0
      80,000    Adelphia Recovery Trust+ (c) ......                  0              0
       2,000    America Online Latin
                   America Inc., Cl. A+ (c) .......                840              4
       2,000    Amphenol Corp., Cl. A .............              8,184         92,740
     140,000    Cablevision Systems Corp.,
                   Cl. A+ .........................          3,506,729      3,430,000
      50,000    California Micro
                   Devices Corp.+ .................            283,857        232,000
      23,566    CanWest Global
                Communications Corp.+ .............            322,321        235,660
      35,434    CanWest Global
                   Communications Corp.,
                   Cl. A+ .........................            407,389        256,703
     600,000    Charter Communications Inc.,
                   Cl. A+ .........................          1,859,814        702,000
     200,000    Clear Channel
                   Communications Inc. ............          7,675,100      6,904,000
      10,000    Cogeco Inc. .......................            195,069        400,223
     200,000    Comcast Corp., Cl. A, Special+ ....          4,922,920      3,624,000
       4,000    Convergys Corp.+ ..................             53,716         65,840
      42,000    Discovery Holding Co., Cl. A+ .....            270,887      1,055,880
      90,000    EchoStar Communications
                   Corp., Cl. A+ ..................          1,831,302      3,394,800
       6,000    Fisher Communications Inc.+ .......            270,822        227,760
     390,000    Gemstar-TV Guide
                   International Inc.+ ............          1,737,745      1,856,400
       1,000    Geoworks Corp.+ ...................              1,375             37
       1,000    Google Inc., Cl. A+ ...............            346,423        691,480
       4,250    Idearc Inc. .......................            130,063         74,630
      45,000    IDT Corp. .........................            424,047        355,500
      40,000    IDT Corp., Cl. B ..................            309,786        338,000
       1,600    JDS Uniphase Corp.+ ...............             30,931         21,280
       1,000    L-3 Communications
                   Holdings Inc. ..................             11,000        105,940
      60,732    Liberty Global Inc., Cl. A+ .......          1,330,262      2,380,087
      50,000    Liberty Global Inc., Cl. C+ .......          1,219,998      1,829,500
      24,000    Liberty Media Corp. - Capital,
                   Cl. A+ .........................          1,095,117      2,795,760
      40,000    Liberty Media Corp. -
                   Interactive, Cl. A+ ............            450,264        763,200

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                            MARKET
   SHARES                                                   COST             VALUE
------------                                          ----------------   ------------
                COMMON STOCKS (CONTINUED)
                OTHER (CONTINUED)
                NORTH AMERICA (CONTINUED)
       1,000    Lockheed Martin Corp. .............   $         22,787   $    105,260
      60,100    LSI Corp.+ ........................            436,261        319,131
      20,000    Mediacom Communications
                   Corp., Cl. A+ ..................            177,215         91,800
      55,000    Motorola Inc. .....................            454,388        882,200
       4,000    News Corp., Cl. A .................             58,200         81,960
       2,000    News Corp., Cl. B .................             21,050         42,500
     100,000    Nortel Networks Corp.+ ............          2,320,207      1,509,000
       2,524    Orbital Sciences Corp.+ ...........             16,208         61,888
       3,000    R. H. Donnelley Corp.+ ............             40,206        109,440
      10,000    SCANA Corp. .......................            264,594        421,500
       5,000    SJW Corp. .........................             78,585        173,350
     368,900    The DIRECTV Group Inc.+ ...........          8,722,160      8,528,968
      47,000    Time Warner Cable Inc.,
                   Cl. A+ .........................          1,578,421      1,297,200
     175,000    Time Warner Inc. ..................          3,041,641      2,889,250
       2,000    TiVo Inc.+ ........................             11,105         16,680
       1,000    Vishay Intertechnology Inc.+ ......             22,908         11,410
          47    Xanadoo Co.+ ......................             23,394         16,873
      72,000    Yahoo! Inc.+ ......................          2,252,189      1,674,720
                                                      ----------------   ------------
                                                            48,312,236     50,066,554
                                                      ----------------   ------------
                TOTAL OTHER .......................         53,406,539     57,737,920
                                                      ----------------   ------------
                TOTAL COMMON STOCKS ...............        176,485,665    291,688,239
                                                      ----------------   ------------
                RIGHTS -- 0.0%
                DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
                ASIA/PACIFIC -- 0.0%
     315,789    True Corp. plc,
                   expire 04/03/08+ (c) ...........                  0             14
                                                      ----------------   ------------
                WARRANTS -- 0.6%
                WIRELESS TELECOMMUNICATIONS SERVICES -- 0.6%
                ASIA/PACIFIC -- 0.6%
      75,000    Bharti Airtel Ltd.,
                   expire 12/15/16+ (a) ...........          1,621,599      1,878,570
                                                      ----------------   ------------
                OTHER -- 0.0%
                ASIA/PACIFIC -- 0.0%
      20,000    Champion Tech,
                   expire 4/16/09+ ................                  0              0
      22,741    Champion Technology Holdings
                   Ltd., expire 03/08/08+ .........                  0            642
                                                      ----------------   ------------
                                                                     0            642
                                                      ----------------   ------------
                TOTAL OTHER .......................                  0            642
                                                      ----------------   ------------
                TOTAL WARRANTS ....................          1,621,599      1,879,212
                                                      ----------------   ------------

 PRINCIPAL                                                                  MARKET
  AMOUNT                                                    COST             VALUE
------------                                          ----------------   ------------
                U.S. GOVERNMENT OBLIGATIONS -- 6.0%
$ 18,820,000    U.S. Treasury Bills,
                   2.828% to 3.193%++,
                   01/03/08 to 06/12/08 ...........   $     18,577,348   $ 18,565,054
                                                      ----------------   ------------
                TOTAL INVESTMENTS -- 99.9% ........   $    196,684,612    312,132,519
                                                      ================
                OTHER ASSETS AND LIABILITIES (NET) -- 0.1%                    382,378
                                                                         ------------
                NET ASSETS -- 100.0% ..............                      $312,514,897
                                                                         ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $6,386,194 or 2.04% of total net assets.

(b) At December 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,159,335 or 0.37% of total net assets, which were valued under methods approved by the Board as follows:

                                                                          12/31/07
                                                                          CARRYING
ACQUISITION                                 ACQUISITION   ACQUISITION       VALUE
  SHARES       ISSUER                           DATE          COST        PER UNIT
------------   ------                       -----------   -----------   -------------
   39,371      Bell Alliant Regional
                  Communications
                  Income Fund ...........     12/29/06      $726,607    $     29.4300
    8,075      Thai Telephone &
                  Telecom, GDR ..........     03/31/94       100,542           0.0800

(c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $1,281,025 or 0.41% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

BDR   Brazilian Depository Receipt

GDR   Global Depository Receipt

                                                             % OF
                                                            MARKET         MARKET
GEOGRAPHIC DIVERSIFICATION                                  VALUE           VALUE
--------------------------                                ----------    -------------
North America .........................................         47.1%   $ 147,156,186
Europe ................................................         31.8       99,155,912
Asia/Pacific ..........................................          9.0       28,127,453
Latin America .........................................          8.5       26,403,162
Japan .................................................          3.6       11,289,806
                                                          ----------    -------------
                                                               100.0%   $ 312,132,519
                                                          ==========    =============

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $196,684,612) ................   $ 312,132,519
   Foreign currency, at value (cost $5) .....................               5
   Cash .....................................................           1,082
   Receivable for investments sold ..........................         433,936
   Receivable for Fund shares sold ..........................         219,164
   Dividends and interest receivable ........................         425,840
   Prepaid expense ..........................................          43,113
                                                                -------------
   TOTAL ASSETS .............................................     313,255,659
                                                                -------------
LIABILITIES:
   Payable for Fund shares redeemed .........................         184,709
   Payable for investment advisory fees .....................         267,740
   Payable for distribution fees ............................          68,497
   Payable for accounting fees ..............................          11,251
   Payable for shareholder communications expenses ..........          76,338
   Payable for shareholder services fees ....................          56,325
   Payable for legal and audit fees .........................          55,513
   Other accrued expenses ...................................          20,389
                                                                -------------
   TOTAL LIABILITIES ........................................         740,762
                                                                -------------
   NET ASSETS applicable to 11,869,583
      shares outstanding ....................................   $ 312,514,897
                                                                =============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..........   $ 227,917,660
   Accumulated distributions in excess of
      net investment income .................................        (179,241)
   Accumulated net realized loss on investments
      and foreign currency transactions .....................     (30,683,715)
   Net unrealized appreciation on investments ...............     115,447,907
   Net unrealized appreciation on foreign
      currency translations .................................          12,286
                                                                -------------
   NET ASSETS ...............................................   $ 312,514,897
                                                                =============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price per
      share ($307,367,684 / 11,671,142 shares
      outstanding; 75,000,000 shares authorized) ............   $       26.34
                                                                =============
   CLASS A:
   Net Asset Value and redemption price per share
      ($2,728,228 / 103,661 shares outstanding;
      50,000,000 shares authorized) .........................   $       26.32
                                                                =============
   Maximum offering price per share (NAV / 0.9425,
      based on maximum sales charge of 5.75%
      of the offering price) ................................   $       27.93
                                                                =============
   CLASS B:
   Net Asset Value and offering price per share
      ($296,734 / 11,560 shares outstanding;
      25,000,000 shares authorized) .........................   $       25.67(a)
                                                                =============
   CLASS C:
   Net Asset Value and offering price per share
      ($2,122,251 / 83,220 shares outstanding;
      25,000,000 shares authorized) .........................   $       25.50(a)
                                                                =============

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $701,626) .............   $   6,446,185
   Interest .................................................         711,005
                                                                -------------
   TOTAL INVESTMENT INCOME ..................................       7,157,190
                                                                -------------
EXPENSES:
   Investment advisory fees .................................       2,884,635
   Distribution fees - Class AAA ............................         708,471
   Distribution fees - Class A ..............................           6,530
   Distribution fees - Class B ..............................           2,981
   Distribution fees - Class C ..............................          21,648
   Shareholder services fees ................................         284,819
   Shareholder communications expenses ......................         167,054
   Custodian fees ...........................................          92,946
   Legal and audit fees .....................................          58,366
   Accounting fees ..........................................          45,000
   Registration expenses ....................................          29,467
   Directors' fees ..........................................          24,028
   Interest expense .........................................           1,085
   Miscellaneous expenses ...................................          30,273
                                                                -------------
   TOTAL EXPENSES ...........................................       4,357,303
   Less: Custodian fee credits ..............................          (9,462)
                                                                -------------
   NET EXPENSES .............................................       4,347,841
                                                                -------------
   NET INVESTMENT INCOME ....................................       2,809,349
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .........................      14,417,913
   Net realized loss on foreign
      currency transactions .................................         (14,035)
                                                                -------------
   Net realized gain on investments and
      foreign currency transactions .........................      14,403,878
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments ...........................      26,844,542
   Net change in unrealized appreciation/
      depreciation on foreign currency translations .........           9,272
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency translations .........................      26,853,814
                                                                -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY ......................      41,257,692
                                                                -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................   $  44,067,041
                                                                =============

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                                  -----------------    -----------------
OPERATIONS:
   Net investment income ......................................................   $       2,809,349    $       1,213,397
   Net realized gain on investments and foreign currency transactions .........          14,403,878           16,183,622
   Net change in unrealized appreciation/depreciation on investments
      and foreign currency translations .......................................          26,853,814           33,122,636
                                                                                  -----------------    -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................          44,067,041           50,519,655
                                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...............................................................          (2,693,875)          (1,296,097)
      Class A .................................................................             (23,949)              (7,802)
      Class B .................................................................                (404)                  --
      Class C .................................................................              (2,660)                (692)
                                                                                  -----------------    -----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................          (2,720,888)          (1,304,591)
                                                                                  -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...............................................................          52,054,458          (20,313,616)
      Class A .................................................................           1,251,175              237,838
      Class B .................................................................             (42,544)            (210,652)
      Class C .................................................................           1,652,116               94,168
                                                                                  -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......          54,915,205          (20,192,262)
                                                                                  -----------------    -----------------
   REDEMPTION FEES ............................................................               5,395                  589
                                                                                  -----------------    -----------------
   NET INCREASE IN NET ASSETS .................................................          96,266,753           29,023,391

NET ASSETS:
   Beginning of period ........................................................         216,248,144          187,224,753
                                                                                  -----------------    -----------------
   End of period (including undistributed net investment income of
      $0 and $0, respectively) ................................................   $     312,514,897    $     216,248,144
                                                                                  =================    =================

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Global Telecommunications Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2007.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to increase accumulated distributions in excess of net investment income by $14,035 and to decrease accumulated net realized loss on investments and foreign currency transactions by $14,035.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was $2,720,888 and $1,304,591, respectively, of ordinary income.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Net unrealized appreciation on investments and
         foreign currency transactions ...................   $108,769,878
      Capital loss carryforwards .........................    (24,201,456)
      Undistributed ordinary income ......................         74,426
      Other temporary differences ........................        (45,611)
                                                             ------------
      Total ..............................................   $ 84,597,237
                                                             ============

At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $24,201,456, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

During  the  fiscal   year  ended   December   31,   2007,   The  GAMCO   Global
Telecommunications Fund utilized capital loss carryforwards of $14,365,946.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                              GROSS         GROSS
                                           UNREALIZED     UNREALIZED    NET UNREALIZED
                               COST       APPRECIATION   DEPRECIATION    APPRECIATION
                           ------------   ------------   ------------   --------------
Investments ............   $203,374,927   $129,598,395   $(20,840,803)  $  108,757,592

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term and U.S. Government securities, aggregated $100,227,456 and $31,193,145, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $86,673 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $32,519 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007 was $17,447 with a weighted average interest rate of 5.62%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2007 was $1,695,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $5,395 and $589, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                   YEAR ENDED                   YEAR ENDED
                                                                DECEMBER 31, 2007           DECEMBER 31, 2006
                                                            -------------------------   -------------------------
                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                            ----------   ------------   ----------   ------------
                                                                    CLASS AAA                   CLASS AAA
                                                            -------------------------   -------------------------
Shares sold .............................................    4,806,884   $119,374,310    1,918,009   $ 37,710,107
Shares issued upon reinvestment of distributions ........       97,527      2,580,391       55,184      1,236,136
Shares redeemed .........................................   (2,778,619)   (69,900,243)  (3,033,740)   (59,259,859)
                                                            ----------   ------------   ----------   ------------
   Net increase (decrease) ..............................    2,125,792   $ 52,054,458   (1,060,547)  $(20,313,616)
                                                            ==========   ============   ==========   ============
                                                                     CLASS A                     CLASS A
                                                            -------------------------   -------------------------
Shares sold .............................................      136,657   $  3,386,273       22,898   $    474,817
Shares issued upon reinvestment of distributions ........          554         14,666          303          6,781
Shares redeemed .........................................      (85,705)    (2,149,764)     (13,041)      (243,760)
                                                            ----------   ------------   ----------   ------------
   Net increase .........................................       51,506   $  1,251,175       10,160   $    237,838
                                                            ==========   ============   ==========   ============
                                                                     CLASS B                     CLASS B
                                                            -------------------------   -------------------------
Shares issued upon reinvestment of distributions ........           10   $        256           --             --
Shares redeemed .........................................       (1,758)       (42,800)     (11,513)  $   (210,652)
                                                            ----------   ------------   ----------   ------------
   Net decrease .........................................       (1,748)  $    (42,544)     (11,513)  $   (210,652)
                                                            ==========   ============   ==========   ============
                                                                     CLASS C                     CLASS C
                                                            -------------------------   -------------------------
Shares sold .............................................      165,095   $  3,923,242        8,244   $    162,900
Shares issued upon reinvestment of distributions ........           90          2,310           32            691
Shares redeemed .........................................      (98,077)    (2,273,436)      (3,583)       (69,423)
                                                            ----------   ------------   ----------   ------------
   Net increase .........................................       67,108   $  1,652,116        4,693   $     94,168
                                                            ==========   ============   ==========   ============

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                           --------------------------------------------   ---------------------------
                                                   Net
               Net Asset                      Realized and      Total
   Period        Value,           Net          Unrealized       from          Net
    Ended      Beginning      Investment         Gain on     Investment   Investment       Total
December 31,   of Period   Income (Loss)(a)    Investments   Operations     Income     Distributions
------------   ---------   ----------------   ------------   ----------   ----------   --------------
CLASS AAA
   2007         $ 22.46       $   0.25          $  3.86       $  4.11      $ (0.23)      $ (0.23)
   2006           17.53           0.12             4.95          5.07        (0.14)        (0.14)
   2005           17.23           0.16             0.33          0.49        (0.19)        (0.19)
   2004           14.03           0.07             3.21          3.28        (0.08)        (0.08)
   2003            9.83          (0.04)            4.24          4.20           --            --

CLASS A
   2007         $ 22.43       $   0.23          $  3.89       $  4.12      $ (0.23)      $ (0.23)
   2006           17.51           0.12             4.95          5.07        (0.15)        (0.15)
   2005           17.22           0.14             0.35          0.49        (0.20)        (0.20)
   2004           14.03           0.08             3.19          3.27        (0.08)        (0.08)
   2003            9.83          (0.04)            4.24          4.20           --            --

CLASS B
   2007         $ 21.90       $   0.06          $  3.75       $  3.81      $ (0.04)      $ (0.04)
   2006           17.11          (0.03)            4.82          4.79           --            --
   2005           16.77           0.01             0.33          0.34           --            --
   2004           13.69          (0.04)            3.12          3.08           --            --
   2003            9.67          (0.13)            4.15          4.02           --            --

CLASS C
   2007         $ 21.76       $   0.05          $  3.72       $  3.77      $ (0.03)      $ (0.03)
   2006           17.03           0.00(c)          4.77          4.77        (0.04)        (0.04)
   2005           16.71           0.04             0.29          0.33        (0.01)        (0.01)
   2004           13.68          (0.06)            3.14          3.08        (0.05)        (0.05)
   2003            9.66          (0.16)            4.18          4.02           --            --

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             ---------------------------------------------------
                               Net Asset                     Net Assets       Net
   Period                       Value,                         End of     Investment                   Portfolio
    Ended      Redemption       End of            Total        Period       Income       Operating      Turnover
December 31,     Fees(a)        Period           Return+     (in 000's)     (Loss)      Expenses(b)       Rate
------------   ----------  ----------------   ------------   ----------   ----------   -------------   ----------
CLASS AAA
   2007         $0.00(c)      $  26.34             18.3%      $307,368        0.98%         1.50%          11%
   2006          0.00(c)         22.46             28.9        214,436        0.63          1.56            7
   2005          0.00(c)         17.53              2.8        185,870        0.92          1.59            4
   2004          0.00(c)         17.23             23.4        209,043        0.49          1.62           15
   2003          0.00(c)         14.03             42.7        185,719       (0.38)         1.62           11

CLASS A
   2007         $0.00(c)      $  26.32             18.4%      $  2,728        0.89%         1.50%          11%
   2006          0.00(c)         22.43             29.0          1,170        0.64          1.56            7
   2005          0.00(c)         17.51              2.8            735        0.83          1.59            4
   2004          0.00(c)         17.22             23.3            598        0.52          1.62           15
   2003          0.00(c)         14.03             42.7            421       (0.38)         1.62           11

CLASS B
   2007         $0.00(c)      $  25.67             17.4%      $    297        0.26%         2.25%          11%
   2006          0.00(c)         21.90             28.0            291       (0.17)         2.31            7
   2005          0.00(c)         17.11              2.0            425        0.09          2.33            4
   2004          0.00(c)         16.77             22.5            855       (0.25)         2.37           15
   2003          0.00(c)         13.69             41.6            817       (1.13)         2.37           11

CLASS C
   2007         $0.00(c)      $  25.50             17.3%      $  2,122        0.19%         2.25%          11%
   2006          0.00(c)         21.76             28.0            351       (0.02)         2.31            7
   2005          0.00(c)         17.03              2.0            195        0.26          2.34            4
   2004          0.00(c)         16.71             22.5            249       (0.44)         2.37           15
   2003          0.00(c)         13.68             41.6             94       (1.13)         2.37           11

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of dividends and does not reflect applicable sales charges.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the fiscal years ended December 31, 2005, 2004, and 2003. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.58%, 1.61%, and 1.61% (Class AAA), 1.59%, 1.61%, and 1.61%, (Class A), 2.33%,
      2.36%, and 2.36% (Class B), and 2.34%, 2.36%, and 2.36% (Class C),
      respectively. For the fiscal years ended December 31, 2007 and December 31, 2006, interest expense was minimal.

(c)   Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Telecommunications Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 21, 2008

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of all telecommunications funds, noting that the Fund's performance was above average in its peer group for the one year period, in the middle of its peer group for the three year period, and in above average for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker of the Adviser and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Lipper peer group of telecommunication funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The Independent Board Members compared the management fee to the fee for other funds managed by the Adviser but did not compare it to the fees of other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was satisfactory. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Telecommunications Fund at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF           NUMBER OF
    NAME, POSITION(S)         OFFICE AND       FUNDS IN FUND
       ADDRESS(1)             LENGTH OF      COMPLEX OVERSEEN         PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
         AND AGE            TIME SERVED(2)      BY DIRECTOR           DURING PAST FIVE YEARS               HELD BY DIRECTOR(4)
-------------------------   --------------   ----------------   --------------------------------------   --------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI              Since 1993            26          Chairman and Chief Executive Officer     Director of Morgan Group
Director and                                                    of GAMCO Investors, Inc. and Chief       Holdings, Inc. (holding
Chief Investment Officer                                        Investment Officer - Value Portfolios    company); Chairman of the
Age: 65                                                         of Gabelli Funds, LLC and GAMCO Asset    Board of LICT Corp.
                                                                Management Inc.; Director/Trustee or     (multimedia and
                                                                Chief Investment Officer of other        communication services
                                                                registered investment companies in       company)
                                                                the Gabelli/GAMCO Funds complex;
                                                                Chairman and Chief Executive Officer
                                                                of GGCP, Inc.

JOHN D. GABELLI               Since 1993            10          Senior Vice President of Gabelli &       Director of GAMCO
Director                                                        Company, Inc.                            Investors, Inc.
Age: 63

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI                Since 2001             7          Chief Executive Officer of Cerutti       Director of The LGL Group,
Director                                                        Consultants, Inc.                        Inc. (diversified
Age: 68                                                                                                  manufacturing)

ANTHONY J. COLAVITA           Since 1993            35          Partner in the law firm of Anthony J.              --
Director                                                        Colavita, P.C.
Age: 72

ARTHUR V. FERRARA             Since 2001             7          Former Chairman of the Board and                   --
Director                                                        Chief Executive Officer of The
Age: 77                                                         Guardian Life Insurance Company of
                                                                America (1993-1995)

WERNER J. ROEDER, MD          Since 1993            23          Medical Director of Lawrence Hospital              --
Director                                                        and practicing private physician
Age: 67

ANTHONIE C. VAN EKRIS         Since 1993            19          Chairman of BALMAC International,                  --
Director                                                        Inc. (commodities and futures trading)
Age: 73

SALVATORE J. ZIZZA            Since 2004            26          Chairman of Zizza & Co., Ltd.            Director of Hollis-Eden
Director                                                        (consulting)                             Pharmaceuticals
Age: 62                                                                                                  (biotechnology); Director
                                                                                                         of Earl Scheib, Inc.
                                                                                                         (automotive services)

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                               TERM OF
   NAME, POSITION(S)          OFFICE AND
       ADDRESS(1)             LENGTH OF                         PRINCIPAL OCCUPATION(S)
        AND AGE             TIME SERVED(2)                      DURING PAST FIVE YEARS
-------------------------   --------------      ------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT               Since 2003        Executive Vice President and Chief Operating Officer of Gabelli
President                                       Funds, LLC since 1988 and an officer of most of the registered
Age: 56                                         investment companies in the Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers, Inc. since 1998

JAMES E. MCKEE                Since 1995        Vice President, General Counsel, and Secretary of GAMCO
Secretary                                       Investors, Inc. since 1999 and GAMCO Asset Management Inc. since
Age: 44                                         1993; Secretary of all of the registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                 Since 2006        Vice President of Gabelli Funds, LLC since 2007; Officer of all
Treasurer                                       of the registered investment companies in the Gabelli/GAMCO Funds
Age: 49                                         complex; Senior Vice President of U.S. Trust Company, N.A. and
                                                Treasurer and Chief Financial Officer of Excelsior Funds from
                                                2004 through 2005; Chief Financial Officer of AMIC Distribution
                                                Partners from 2002 through 2004; Controller of Reserve Management
                                                Corporation and Reserve Partners, Inc. and Treasurer of Reserve
                                                Funds from 2000 through 2002

PETER D. GOLDSTEIN            Since 2004        Director of Regulatory Affairs at GAMCO Investors, Inc. since
Chief Compliance Officer                        2004; Chief Compliance Officer of all of the registered
Age: 54                                         investment companies in the Gabelli/GAMCO Funds complex; Vice
                                                President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.232, $0.230, $0.035, and $0.032 per share for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2007, 84.39% of the ordinary income distributions qualifies for the dividends received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 10.26%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Telecommunications Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                        John D. Gabelli
CHAIRMAN AND CHIEF                           SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                            GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.
                                             Werner J. Roeder, MD
E. Val Cerutti                               MEDICAL DIRECTOR
CHIEF EXECUTIVE OFFICER                      LAWRENCE HOSPITAL
CERUTTI CONSULTANTS, INC.
                                             Anthonie C. van Ekris
Anthony J. Colavita                          CHAIRMAN
ATTORNEY-AT-LAW                              BALMAC INTERNATIONAL, INC.
ANTHONY J. COLAVITA, P.C.
                                             Salvatore J. Zizza
Arthur V. Ferrara                            CHAIRMAN
FORMER CHAIRMAN AND                          ZIZZA & CO., LTD.
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                              James E. McKee
PRESIDENT                                    SECRETARY

Agnes Mullady                                Peter D. Goldstein
TREASURER                                    CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB401Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                                             THE
                                             GAMCO
                                             GLOBAL
                                             TELECOMMUNICATIONS
                                             FUND





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $124,000 for 2006 and $129,600 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,600 for 2006 and $16,400 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $112,600 for 2006 and $81,400 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to  Rule 30a-2(b)  under the  1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.